UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ	08534
(Address of principal executive offices)	(Zip code)

Barry G. Skolnick 1700 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—

Roszel/Lord Abbett Large Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.2%
Consumer Discretionary — 2.7%
Internet & Catalog Retail — 1.5%
IAC/InterActiveCorp. *	4,629	$96,098

Media — 0.7%
News Corp. (Class B)	2,275	43,316

Multiline Retail — 0.5%
Kohl’s Corp. *	698	29,937
Total Consumer Discretionary		169,351

Consumer Staples — 16.1%
Beverages — 3.8%
Coca-Cola Co. (The)	1,221	74,322
Coca-Cola Enterprises, Inc.	6,602	159,769
		234,091
Food & Staples Retailing — 5.7%
CVS Caremark Corp.	2,376	96,252
Kroger Co. (The)	2,527	64,186
SUPERVALU, Inc.	1,495	44,820
Wal-Mart Stores, Inc.	2,761	145,449
		350,707
Food Products — 5.1%
Archer-Daniels-Midland Co.	2,061	84,831
Campbell Soup Co.	1,960	66,542
Kraft Foods, Inc.	5,195	161,097
		312,470
Household Products — 1.5%
Procter & Gamble Co.	1,350	94,594
Total Consumer Staples		991,862

Energy — 13.1%
Energy Equipment & Services — 2.2%
Schlumberger Ltd.	1,554	135,198

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	1,482	126,503
Devon Energy Corp.	669	69,797
El Paso Corp.	5,386	89,623
EOG Resources, Inc.	532	63,840
Exxon Mobil Corp.	3,324	281,144
Peabody Energy Corp.	758	38,658
		669,565
Total Energy		804,763

Financials — 22.4%
Capital Markets — 4.7%
Bank Of New York Mellon Corp. (The)	5,594	233,437
Charles Schwab Corp. (The)	2,949	55,530
		288,967
Commercial Banks — 6.3%
BB&T Corp.	2,382	76,367
PNC Financial Services Group, Inc.	726	47,604
SunTrust Banks, Inc.	1,155	63,687
U.S. Bancorp	1,546	50,028
Wells Fargo & Co.	5,141	149,603
		387,289
Consumer Finance — 0.5%
Capital One Financial Corp.	616	30,320

Diversified Financial Services — 6.1%
Bank of America Corp.	2,567	97,315
Citigroup, Inc.	3,101	66,423
JPMorgan Chase & Co.	4,842	207,964
		371,702
Insurance — 2.9%
American International Group, Inc.	1,438	62,194
Aon Corp.	2,886	116,017
		178,211
Thrifts & Mortgage Finance — 1.9%
Federal National Mortgage Association	4,502	118,493
Total Financials		1,374,982

Health Care — 8.9%
Biotechnology — 0.8%
Amgen, Inc. *	1,145	47,838

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp. *	8,085	104,054

Pharmaceuticals — 6.4%
Abbott Laboratories	3,264	180,010
Teva Pharmaceutical Industries Ltd., ADR	2,671	123,373
Wyeth	2,139	89,325
		392,708
Total Health Care		544,600

Industrials — 12.5%
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B)	835	60,972

Airlines — 0.7%
Delta Air Lines, Inc.*	4,945	42,527

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	1,957	65,677

Electrical Equipment — 2.1%
Emerson Electric Co.	2,448	125,974

Industrial Conglomerates — 4.2%
General Electric Co.	7,053	261,031

Machinery — 2.1%
Caterpillar, Inc.	735	57,543
Eaton Corp.	912	72,659
		130,202
Road & Rail — 1.3%
Hertz Global Holdings, Inc.*	6,745	81,345
Total Industrials		767,728

Information Technology — 8.9%
Communications Equipment — 2.1%
Cisco Systems, Inc. *	1,052	25,343
Corning, Inc.	1,571	37,767
Qualcomm, Inc.	1,619	66,379
		129,489
Computers & Peripherals — 3.3%
Hewlett-Packard Co.	2,332	106,479
Sun Microsystems, Inc. *	6,174	95,882
		202,361
Software — 3.5%
Microsoft Corp.	3,681	104,467
Oracle Corp. *	5,604	109,614
		214,081
Total Information Technology		545,931

Materials — 5.9%
Chemicals — 2.6%
Monsanto Co.	744	82,956
Praxair, Inc.	925	77,913
		160,869
Metals & Mining — 3.3%
Barrick Gold Corp.	2,603	113,100
Freeport-McMoRan Copper & Gold, Inc. (Class B)	914	87,945
		201,045
Total Materials		361,914

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	4,254	162,928

Utilities — 4.1%
Electric Utilities — 2.8%
PPL Corp.	1,517	69,661
Progress Energy, Inc.	1,426	59,464
Southern Co.	1,160	41,308
		170,433

Multi-Utilities — 1.3%
PG&E Corp.	2,148	79,089
Total Utilities		249,522

Total Common Stocks (Cost—$5,876,059)		5,973,581

	Principal
	Amount
Short-Term Securities — 1.9%
Repurchase Agreement ** — 1.9%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $117,077 (Cost—$117,069)	$117,069	117,069

Total Investments — 99.1% (Cost $5,993,128)		6,090,650
Other Assets Less Liabilities — 0.9%		56,975
Net Assets — 100.0%		$6,147,625

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.4%
Consumer Discretionary — 8.0%
Hotels, Restaurants & Leisure — 2.8%
Burger King Holdings, Inc.	900	$24,894
Yum! Brands, Inc.	700	26,047
		50,941
Multiline Retail — 1.1%
Big Lots, Inc.*	930	20,739

Specialty Retail — 4.1%
Gamestop Corp. (Class A)*	480	24,821
TJX Cos., Inc.	730	24,141
Urban Outfitters, Inc.*	840	26,334
		75,296
Total Consumer Discretionary		146,976

Consumer Staples — 7.7%
Food & Staples Retailing — 1.3%
BJ’S Wholesale Club, Inc.*	650	23,199

Food Products — 2.5%
Bunge Ltd.	250	21,720
Hormel Foods Corp.	580	24,163
		45,883
Household Products — 2.5%
Church & Dwight Co., Inc.	460	24,951
Energizer Holdings, Inc.*	230	20,810
		45,761
Tobacco — 1.4%
UST, Inc.	470	25,624
Total Consumer Staples		140,467

Energy — 11.1%
Energy Equipment & Services — 5.1%
FMC Technologies, Inc.*	460	26,170
Helmerich & Payne, Inc.	490	22,966
National Oilwell Varco, Inc.*	360	21,017
Noble Corp.	460	22,848
		93,001
Oil, Gas & Consumable Fuels — 6.0%
Arch Coal, Inc.	450	19,575
Cimarex Energy Co.	450	24,633
Denbury Resources, Inc.*	700	19,985
Hess Corp.	280	24,690
Noble Energy, Inc.	280	20,384
		109,267
Total Energy		202,268

Financials — 9.5%
Capital Markets — 4.5%
Federated Investors, Inc. (Class B)	550	21,538
Janus Capital Group, Inc.	890	20,711
Northern Trust Corp.	300	19,941
TD Ameritrade Holding Corp.*	1,230	20,307
		82,497
Diversified Financial Services — 1.3%
Nasdaq OMX Group (The)*	600	23,196

Insurance — 3.7%
Arch Capital Group Ltd.*	340	23,348
PartnerRe Ltd.	310	23,653
Unum Group	960	21,129
		68,130
Total Financials		173,823

Health Care — 10.0%
Biotechnology — 1.2%
Millennium Pharmaceuticals, Inc.*	1,440	22,262

Health Care Equipment & Supplies — 3.9%
C.R. Bard, Inc.	230	22,172
Hospira, Inc.*	600	25,662
Intuitive Surgical, Inc.*	70	22,705
		70,539
Health Care Providers & Services — 1.3%
Express Scripts, Inc.*	370	23,799

Life Sciences Tools & Services — 2.4%
PerkinElmer, Inc.	900	21,825
Techne Corp.*	340	22,902
		44,727
Pharmaceuticals — 1.2%
Forest Laboratories, Inc.*	540	21,605
Total Health Care		182,932

Industrials — 20.8%
Aerospace & Defense — 4.7%
Alliant Techsystems, Inc.*	250	25,882
Goodrich Corp.	400	23,004
Precision Castparts Corp.	190	19,395
Rockwell Collins, Inc.	310	17,717
		85,998
Construction & Engineering — 2.7%
Fluor Corp.	190	26,820
Foster Wheeler Ltd.*	400	22,648
		49,468
Electrical Equipment — 2.8%
Ametek, Inc.	540	23,711
First Solar, Inc.*	120	27,737
		51,448
Industrial Conglomerates — 1.2%
Textron, Inc.	390	21,614

Machinery — 7.9%
AGCO Corp.*	450	26,946
Flowserve Corp.	260	27,139
Harsco Corp.	440	24,367
Joy Global, Inc.	330	21,503
Manitowoc Co., Inc. (The)	540	22,032
SPX Corp.	220	23,078
		145,065
Road & Rail — 1.5%
CSX Corp.	480	26,914
Total Industrials		380,507

Information Technology — 19.8%
Communications Equipment — 3.7%
Ciena Corp.*	780	24,048
JDS Uniphase Corp.*	1,740	23,298
Juniper Networks, Inc.*	810	20,250
		67,596
Computers & Peripherals — 1.2%
QLogic Corp.*	1,420	21,797

Electronic Equipment & Instruments — 2.5%
Amphenol Corp. (Class A)	600	22,350
Avnet, Inc.*	700	22,911
		45,261
Internet Software & Services — 1.0%
Akamai Technologies, Inc.*	660	18,586

IT Services — 4.8%
Affiliated Computer Services, Inc. (Class A)*	480	24,053
Cognizant Technology Solutions Corp., (Class A)*	710	20,469
Hewitt Associates, Inc., (Class A)*	580	23,067
Total System Services, Inc.	900	21,294
		88,883
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	1,290	23,774
MEMC Electronic Materials, Inc.*	280	19,852
		43,626
Software — 4.2%
Activision, Inc.*	1,140	31,133

McAfee, Inc.*	720	23,825
Salesforce.com, Inc.*	380	21,991
		76,949
Total Information Technology		362,698

Materials — 8.1%
Chemicals — 5.5%
Celanese Corp. (Class A)	550	21,478
FMC Corp.	510	28,300
Lubrizol Corp.	430	23,869
Mosiac Co. (The)*	270	27,702
		101,349
Containers & Packaging — 1.4%
Owens-Illinois, Inc.*	440	24,829

Metals & Mining — 1.2%
AK Steel Holding Corp.	420	22,856
Total Materials		149,034

Utilities — 2.4%
Gas Utilities — 1.4%
Energen Corp.	400	24,920

Independent Power Producers & Energy Traders — 1.0%
Mirant Corp.*	510	18,559
Total Utilities		43,479

Total Common Stocks (Cost—$1,694,836)		1,782,184

	Principal
	Amount
Short-Term Securities — 1.3%
Repurchase Agreement** — 1.3%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $22,796 (Cost—$22,794)	$22,794	22,794

Total Investments — 98.7% (Cost $1,717,630)		1,804,978
Other Assets Less Liabilities — 1.3%		24,571
Net Assets — 100.0%		$1,829,549

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 1.3%	24,571
Net Assets 100.0%	1829549

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.3%
Consumer Discretionary — 12.7%
Auto Components — 3.0%
Sauer-Danfoss, Inc.	3,800	$84,132

Hotels, Restaurants & Leisure — 2.9%
Bob Evans Farms, Inc.	2,900	80,011

Household Durables — 2.3%
Hooker Furniture Corp.	2,900	64,786

Specialty Retail — 3.7%
Golfsmith International Holdings, Inc. *	8,809	18,587
Pacific Sunwear Of California *	6,550	82,596
		101,183

Textiles, Apparel & Luxury Goods — 0.8%
Fossil, Inc. *	750	22,905
Total Consumer Discretionary		353,017

Consumer Staples — 11.1%
Food & Staples Retailing — 2.9%
Casey’s General Stores, Inc.	3,550	80,230

Food Products — 4.1%
Del Monte Foods Co.	5,700	54,321
Smithfield Foods, Inc. *	2,284	58,836
		113,157

Household Products — 4.1%
WD-40 Co.	3,450	114,712
Total Consumer Staples		308,099

Energy — 13.4%
Energy Equipment & Services — 3.1%
Acergy SA, ADR	3,977	84,909

Oil, Gas & Consumable Fuels — 10.3%
Approach Resources, Inc. *	4,850	76,048
Bill Barrett Corp.*	1,700	80,325
Denbury Resources, Inc. *	1,650	47,107
Warren Resources, Inc. *	6,900	81,903
		285,383
Total Energy		370,292

Financials — 4.0%
Commercial Banks — 1.9%
Bancorp, Inc. *	4,500	54,360

Insurance — 2.1%
PMA Capital Corp. (Class A) *	3,350	28,609
Tower Group , Inc.	1,150	28,946
		57,555
Total Financials		111,915

Health Care — 3.0%
Health Care Providers & Services — 3.0%
Community Health Systems, Inc. *	2,450	82,246

Industrials — 23.8%
Building Products — 4.7%
Gibraltar Industries, Inc.	5,200	60,996
Griffon Corp. *	8,071	69,411
		130,407

Electrical Equipment — 6.7%
Acuity Brands, Inc.	1,100	47,245
Belden, Inc.	2,000	70,640
General Cable Corp. *	1,150	67,930
		185,815

Machinery — 8.8%
Albany International Corp.	2,250	81,315
Kadant, Inc.*	1,350	39,663
Kennametal, Inc.	1,350	39,731
Lincoln Electric Holdings, Inc.	600	38,694
RBC Bearings, Inc.*	1,150	42,699
		242,102

Road & Rail — 3.6%
Marten Transport Ltd. *	6,450	100,104
Total Industrials		658,428

Information Technology — 9.5%
Communications Equipment — 2.1%
CommScope, Inc. *	1,700	59,211

Computers & Peripherals — 1.6%
Quantum Corp. *	21,000	44,940

Electronic Equipment & Instruments — 2.0%
Keithley Instruments, Inc.	5,700	55,290

Semiconductors & Semiconductor Equipment — 3.8%
Mattson Technology, Inc. *	6,900	42,021
Standard Microsystems Corp. *	2,200	64,196
		106,217
Total Information Technology		265,658

Materials — 18.8%
Chemicals — 1.0%
Ferro Corp.	1,900	28,234

Containers & Packaging — 3.1%
Temple-Inland, Inc.	6,650	84,588

Metals & Mining — 2.0%
Century Aluminum Co. *	850	56,304

Paper & Forest Products — 12.7%
AbitibiBowater, Inc. *	2,912	37,594
Buckeye Technologies, Inc. *	1,100	12,276
Domtar Corp. *	4,300	29,369
Glatfelter	4,750	71,773
Sappi Ltd., ADR	9,050	103,984
Wausau Paper Corp.	11,534	95,271
		350,267
Total Materials		519,393

Total Common Stocks (Cost—$2,971,053)		2,669,048

	Principal Amount
Short-Term Securities — 2.5%
Repurchase Agreement ** — 2.5%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $68,280 (Cost—$68,275)	$68,275	68,275

Total Investments — 98.8% (Cost $3,039,328)		2,737,323
Other Assets Less Liabilities — 1.2%		33,040
Net Assets — 100.0%		$2,770,363

*	Non-income producing security
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR—American Depositary Receipt

See Notes to Schedule of Investments

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 1.2%	33,040
Net Assets 100.0%	2,770,363

MLIG Variable Insurance Trust —
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.3%
Consumer Discretionary — 12.1%
Hotels, Restaurants & Leisure — 3.7%
Sonic Corp. *	800	$17,632
Texas Roadhouse, Inc. (Class A) *	2,200	21,560
Wynn Resorts Ltd.	200	20,128
		59,320
Internet & Catalog Retail — 1.6%
Shutterfly, Inc.*	1,700	25,279

Specialty Retail — 4.3%
Dick’s Sporting Goods, Inc.*	1,600	42,848
J. Crew Group, Inc. *	600	26,502
		69,350
Textiles, Apparel & Luxury Goods — 2.5%
CROCS, Inc. *	800	13,976
Lululemon Athletica, Inc.*	900	25,587
		39,563
Total Consumer Discretionary		193,512

Energy — 6.5%
Energy Equipment & Services — 6.5%
CARBO Ceramics, Inc.	450	18,045
CIE Generale De Geophysique ADR *	506	25,052
Core Laboratories NV *	200	23,860
Helix Energy Solutions Group, Inc.*	600	18,900
North American Energy Partners, Inc.*	1,200	18,408
Total Energy		104,265

Financials — 9.8%
Capital Markets — 4.5%
Investment Technology Group, Inc. *	800	36,944
Waddell & Reed Financial, Inc.	1,100	35,343
		72,287
Commercial Banks — 2.1%
Webster Financial Corp.	400	11,148
Whitney Holding Corp.	900	22,311
		33,459
Diversified Financial Services — 0.9%
Nasdaq Stock Market, Inc. (The) *	400	15,464

Insurance — 2.3%
Delphi Financial Group	700	20,461
Hanover Insurance Group, Inc. (The)	400	16,456
		36,917
Total Financials		158,127

Health Care — 24.2%
Biotechnology — 13.6%
Cepheid, Inc. *	1,900	46,341
Cubist Pharmaceuticals, Inc. *	500	9,210
Isis Pharmaceuticals, Inc. *	1,700	23,987
Lifecell Corp. *	800	33,624
Medarex, Inc.*	3,600	31,860
Onyx Pharmaceuticals, Inc. *	600	17,418

Progenics Pharmaceuticals, Inc. *	500	3,265
United Therapeutics Corp. *	600	52,020
		217,725
Health Care Equipment & Supplies — 6.2%
Align Technology, Inc. *	1,400	15,554
Conceptus, Inc. *	1,100	20,416
Hologic, Inc. *	300	16,680
Immucor, Inc. *	700	14,938
Wright Medical Group, Inc. *	1,300	31,382
		98,970
Health Care Providers & Services — 1.8%
Emergency Medical Services Corp. *	1,200	29,628

Health Care Technology — 1.2%
Trizetto Group, Inc. *	1,200	20,028

Pharmaceuticals — 1.4%
APP Pharmaceuticals, Inc. *	1,900	22,952
Total Health Care		389,303

Industrials — 17.2%
Aerospace & Defense — 1.3%
Hexcel Corp. *	1,100	21,021

Commercial Services & Supplies — 7.3%
Advisory Board Co. (The) *	500	27,470
Cenveo, Inc.*	1,700	17,782
EnergySolutions, Inc.	800	18,352
Geo Group, Inc. (The) *	1,000	28,440
Teletech Holdings, Inc. *	1,100	24,706
		116,750
Machinery — 6.7%
Bucyrus International, Inc.	450	45,743
Dynamic Materials Corp.	400	17,280
Middleby Corp. *	500	31,195
Trinity Industries, Inc.	500	13,325
		107,543
Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	700	22,001

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co.	200	8,450
Total Industrials		275,765

Information Technology — 25.1%
Communications Equipment — 1.3%
F5 Networks, Inc. *	1,100	19,987

Computers & Peripherals — 2.2%
Data Domain, Inc. *	1,500	35,700

Electronic Equipment & Instruments — 4.1%
Itron, Inc. *	400	36,092
Mettler Toledo International, Inc. *	300	29,136
		65,228
Internet Software & Services — 2.4%
Akamai Technologies, Inc. *	400	11,264
Omniture, Inc.*	1,200	27,852
		39,116

Semiconductors & Semiconductor Equipment — 5.1%
Atheros Communications, Inc. *	1,000	20,840
Microsemi Corp.*	1,300	29,640
Silicon Laboratories, Inc.*	1,000	31,540
		82,020
Software — 10.0%
Concur Technologies, Inc. *	900	27,945
Informatica Corp. *	1,700	29,002
Nuance Communications, Inc.*	2,400	41,784
Salesforce.com, Inc. *	400	23,148
Solera Holdings, Inc. *	1,600	38,976
		160,855
Total Information Technology		402,906

Materials — 1.4%
Metals & Mining — 1.4%
Carpenter Technology Corp.	400	22,388

Total Common Stocks (Cost—$1,429,500)		1,546,266

	Principal
	Amount
Short-Term Securities — 3.0%
Repurchase Agreement ** — 3.0%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $48,546 (Cost—$48,543)	$48,543	$48,543

Total Investments 99.3% (Cost $1,478,043)		1,594,809
Other Assets Less Liabilities — 0.7%		10,971
Net Assets — 100.0%		$1,605,780

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel/Delaware Small Mid Cap Growth Portfolio
Other Liabilities in Excess of Assets — (2.4)%	(58,778)
Net Assets — 100.0%	2,495,179

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.9%
Canada — 2.0%
Telus Corp. (Non-Voting)	1,790	$74,912

Finland — 1.9%
Nokia OYJ, ADR	2,300	73,209

France — 12.6%
Groupe Danone, ADR	6,075	108,682
Sanofi-Aventis SA, ADR	2,030	76,206
Societe Generale, ADR	2,600	50,960
Suez SA, ADR	2,000	131,200
Total SA, ADR	1,550	114,716
		481,764
Germany — 9.9%
Adidas AG, ADR	1,900	63,080
Allianz SE, ADR	4,200	82,572
Daimler AG	455	38,925
E.ON AG, ADR	1,809	111,977
Siemens AG, ADR	750	81,705
		378,259
Ireland — 2.1%
CRH plc, ADR	2,100	80,535

Italy — 4.7%
ENI S.p.A., ADR	1,425	97,057
Intesa Sanpaolo S.p.A., ADR	1,950	82,407
		179,464
Japan — 4.7%
Canon, Inc., ADR	2,230	103,405
Hoya Corp., ADR	1,200	27,792
Sumitomo Mitsui Financial Group, Inc., ADR	7,600	50,160
		181,357
Netherlands — 7.0%
Heineken NV, ADR	2,800	80,780
Royal Dutch Shell plc, ADR	1,600	110,368
TNT N.V., ADR	2,050	75,932
		267,080
Singapore — 4.5%
DBS Group Holdings Ltd., ADR	775	40,339
Singapore Telecommunications Ltd., ADR	4,600	129,950
		170,289
Spain — 1.2%
Banco Santander SA, ADR	2,310	46,061

Sweden — 1.8%
Telefonaktiebolaget LM Ericsson, ADR	3,550	69,758

Switzerland — 15.5%
Nestle SA, ADR (Registered)	1,300	162,435
Novartis AG, ADR	3,150	161,374
Roche Holding AG, ADR	1,494	140,959
Zurich Financial Services AG, ADR	4,000	125,600
		590,368
United Kingdom — 26.0%
BAE Systems plc, ADR	995	38,556
BP plc, ADR	1,800	109,170
British American Tobacco plc, ADR	1,050	79,537
Cadbury Schweppes plc, ADR	920	40,682
Diageo plc, ADR	1,450	117,914
GlaxoSmithKline plc, ADR	1,660	70,434
HSBC Holdings plc, ADR	523	43,043
Imperial Tobacco Group plc, ADR	425	39,130
Lloyds TSB Group plc, ADR	1,525	54,748

Prudential plc, ADR	4,755	126,863
Tesco plc, ADR	1,640	37,015
Unilever plc, ADR	3,700	124,764
Vodafone Group plc, ADR	3,700	109,187
		991,043
Total Common Stocks (Cost—$3,242,555)		3,584,099

	Principal
	Amount
Short-Term Securities — 6.7%
Repurchase Agreement ** — 6.7%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $254,953 (Cost—$254,936)	$254,936	254,936

Total Investments — 100.6% (Cost — $3,497,491)		3,839,035
Liabilities in Excess of Other Assets — (0.6)%		(23,433)
Net Assets — 100.0%		$3,815,602

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel Credit Suisse International
Other Liabilities in Excess of Assets — (0.6)%	(23,433)
Net Assets — 100.0%	3,815,602

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.7%
Australia — 2.1%
BHP Billiton Ltd.	1,601	$52,610
Rio Tinto Ltd.	98	11,009
		63,619
Belgium — 1.8%
Dexia SA	1,011	28,844
Fortis	983	24,680
		53,524
Brazil — 2.5%
Cia Vale do Rio Doce, ADR	1,070	37,065
Petroleo Brasileiro SA, ADR	387	39,516
		76,581
Egypt — 0.2%
Orascom Construction Industries GDR	41	6,184

Finland — 1.8%
Nokia OYJ	1,775	56,038

France — 14.0%
Accor SA	351	25,627
AXA SA	1,517	54,865
BNP Paribas	515	51,929
Cie de Saint-Gobain	385	31,465
Imerys SA	329	30,146
Lafarge SA	285	49,523
Pernod-Ricard SA	400	41,213
Sanofi-Aventis	383	28,726
Total SA	1,508	111,719
		425,213
Germany — 8.2%
Bayer AG	240	19,223
Deutsche Post AG	1,079	32,953
E.ON AG	346	64,019
Linde AG	285	40,148
SAP AG	641	31,848
Siemens AG (Registered)	412	44,682
Symrise AG *	550	14,214
		247,087
Greece — 0.7%
Piraeus Bank SA	727	22,382

Hong Kong — 1.5%
Esprit Holdings Ltd.	2,200	26,695
Hang Lung Properties Ltd.	5,000	17,954
		44,649
Italy — 4.7%
ENI S.p.A	2,338	79,584
Intesa Sanpaolo S.p.A.	4,710	33,229
UniCredit S.p.A.	4,288	28,731
		141,544
Japan — 19.7%
Astellas Pharma, Inc.	900	35,346
Canon, Inc.	700	32,650
Daikin Industries Ltd.	400	17,434
East Japan Railway Co.	3	25,016
Honda Motor Co., Ltd.	1,400	40,439
Japan Tobacco, Inc.	5	25,012
Komatsu Ltd.	900	25,340
Mitsubishi Corp.	1,800	55,073
Mitsubishi UFJ Financial Group, Inc.	3,300	28,868

Mitsui Fudosan Co., Ltd.	2,000	40,234
Mizuho Financial Group, Inc.	4	14,776
Murata Manufacturing Co., Ltd.	300	15,049
Nidec Corp.	500	30,854
Nissan Motor Co., Ltd.	2,400	20,121
Nitto Denko Corp.	400	17,008
Nomura Holdings, Inc.	1,500	22,582
Shin-Etsu Chemical Co., Ltd.	600	31,242
SMC Corp.	200	21,247
Sony Corp.	900	36,200
Sumitomo Corp.	2,600	34,655
Sumitomo Mitsui Financial Group, Inc.	4	26,571
		595,717
Mexico — 0.9%
America Movil SAB de CV, ADR	150	9,554
Fomento Economico Mexicano SAB de CV, ADR	450	18,801
		28,355
Netherlands — 3.9%
ING Groep NV, CVA	990	37,012
Koninklijke Phillips Electronics NV	818	31,313
Reed Elsevier NV	1,398	26,730
Wolters Kluwer NV	842	22,328
		117,383
Norway — 0.5%
Norsk Hydro ASA	1,100	16,115

South Korea — 0.5%
Samsung Electronics Co., Ltd., GDR (a)	50	15,727

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	1,470	32,326
Inditex SA	400	22,201
Telefonica SA	1,600	45,971
		100,498
Switzerland — 10.8%
ABB Ltd.	1,421	38,299
Adecco SA (Registered)	477	27,555
Holcim Ltd. (Registered)	369	38,757
Nestle SA (Registered)	138	68,978
Novartis AG (Registered)	1,044	53,572
Roche Holdings AG	324	61,064
Zurich Financial Services AG (Registered)	127	40,032
		328,257
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., ADR	2,408	24,730

United Kingdom — 21.8%
Barclays plc	4,913	44,324
BG Group plc	2,094	48,521
British Land Co. plc REIT	859	15,645
Burberry Group plc	2,800	25,047
Centrica plc	2,867	16,986
GlaxoSmithKline plc	1,921	40,633
HSBC Holdings plc	5,600	91,849
ICAP plc	3,040	34,355
Kingfisher plc	4,886	12,847
Man Group plc	2,187	24,074
Rio Tinto plc	100	10,393
Smith & Nephew plc	2,312	30,616
Standard Chartered plc	1,749	59,808
Tesco plc	7,139	53,804
Vodafone Group plc	24,234	72,034
WM Morrison Supermarkets plc	4,257	23,211
Wolseley plc	1,621	17,074
WPP Group plc	3,192	38,108
		659,329
Total Common Stocks (Cost—$3,072,977)		3,022,932

Short-Term Securities — 0.9%
Investment Company — 0.9%
Federated Prime Obligation Fund yield of 3.29% (Cost—$27,846)	27,846	27,846

Total Investments — 100.6% (Cost—$3,100,823)		3,050,778
Liabilities in Excess of Other Assets — (0.6)%		(19,394)
Net Assets — 100.0%		$3,031,384

* Non-income producing security.
(a) Security may be offered and sold to qualified institutional buyers under rule 144A of the Securities Act of 1933. The security is exempt from registration under 144A and is considered restricted.

Glossary:
ADR — American Depositary Receipt.
CVA — Dutch Certificate.
GDR — Global Depositary Receipt.
REIT — Real Estate Investment Trust.

Restricted Security

Security	Acquisition Date	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets
Samsung Electronics Co., Ltd (a)	01/08/2007	$15,518	0.5%	$15,727	0.5%

See Notes to Schedule of Investments.

Roszel/ William Blair International Portfolio
Other Liabilities in Excess of Assets — (0.6)%	(19,394)
Net Assets 100.0%	3,031,384

MLIG Variable Insurance Trust —

Roszel/Lord Abbett Government Securities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

	S&P
	Rating	Principal
	(Unaudited)	Amount	Value
U.S. Government Securities — 101.7%
U.S. Government Agencies—13.6%
Federal Home Loan Bank System
5.13% due 08/14/13	AAA	$345,000	$373,872
5.50% due 08/13/14	AAA	255,000	282,031
Federal National Mortgage Assn.
4.63% due 10/15/13	AAA	220,000	233,253
			889,156

U.S. Government Agencies—Collateralized Mortgage Obligations—0.5%
Federal National Mortgage Assn.
3.06% due 03/25/09 (a)	AAA	15,097	15,117
3.45% due 10/25/08 (a)	AAA	12,752	12,759
4.82% due 05/25/08 (a)	AAA	5,290	5,287
			33,163
U.S. Government Agencies—Mortgage Backed Securities—77.8%
Federal Home Loan Mortgage Corp.
4.20% due 01/01/34 (a)	AAA	72,807	74,079
4.69% due 03/01/35 (a)	AAA	37,312	37,669
5.00% due 04/01/20	AAA	36,461	36,908
5.00% due 09/01/20	AAA	178,632	180,823
5.00% due 10/01/20	AAA	190,609	192,947
5.00% due 11/01/20	AAA	61,300	62,052
5.00% due 04/01/21	AAA	68,212	68,999
5.00% due 05/01/21	AAA	82,428	83,439
5.00% due 02/01/23	AAA	68,753	69,513
5.50% due 09/01/18	AAA	84,995	87,154
5.50% due 10/01/20	AAA	59,678	61,026
5.50% due 03/01/21	AAA	100,069	102,238
5.50% due 06/01/21	AAA	54,867	56,056
5.50% due 04/15/22 TBA	AAA	80,000	81,600
5.50% due 12/01/35	AAA	92,277	93,356
5.50% due 01/01/37	AAA	68,850	69,655
5.66% due 11/01/35 (a)	AAA	37,077	37,930
6.00% due 06/01/08	AAA	7,009	7,097
6.15% due 06/01/36 (a)	AAA	49,216	50,161
6.50% due 08/01/32	AAA	2,266	2,366
Federal National Mortgage Assn.
4.86% due 08/01/35 (a)	AAA	48,223	48,935
5.00% due 04/01/35 (a)	AAA	54,578	55,677
5.25% due 10/01/35 (a)	AAA	79,927	81,011
5.47% due 04/01/36 (a)	AAA	36,725	37,498
5.49% due 11/01/36 (a)	AAA	73,513	74,703
5.50% due 04/01/17	AAA	13,041	13,386
5.50% due 07/01/35	AAA	62,299	63,016
5.50% due 04/01/36	AAA	1,130,656	1,142,752
5.50% due 05/01/36	AAA	390,665	394,845
5.50% due 01/01/37	AAA	97,474	98,517
5.50% due 04/25/37 TBA	AAA	530,000	534,969
5.50% due 07/01/37	AAA	90,796	91,741
5.51% due 04/01/36 (a)	AAA	39,188	39,999
5.53% due 04/01/36 (a)	AAA	46,304	47,297
5.74% due 10/01/36 (a)	AAA	45,563	46,356
5.76% due 10/01/36 (a)	AAA	72,092	73,318
5.93% due 05/01/36 (a)	AAA	32,042	32,773
5.96% due 12/01/36 (a)	AAA	75,420	76,897
Government National Mortgage Assn.
5.50% due 07/15/36	AAA	666,579	680,841
7.00% due 02/15/31	AAA	1,262	1,348
			5,090,947
U.S. Government Treasuries — 9.8%
U.S. Treasury Bonds
4.50% due 02/15/36	AAA	222,000	229,336
4.75% due 02/15/37	AAA	101,000	108,630

U.S. Treasury STRIPS
due 02/15/36 PO	AAA	240,000	70,959
U.S. Treasury Notes
1.63% due 01/15/15 TIP	AAA	51,948	55,101
3.50% due 02/15/18	AAA	55,000	55,318
4.25% due 11/15/17	AAA	116,000	123,767
			643,111
Total U.S. Government Securities
(Cost — $6,477,364)			6,656,377

Short-Term Securities — 9.3%
Repurchase Agreement ** — 9.3%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $608,010 (Cost — $607,970)		607,970	607,970

Total Investments — 111.0%
(Cost — $7,085,334)			7,264,347
Liabilities in Excess of Other Assets — (11.0)%			(723,556)
Net Assets — 100.0%			$6,540,791

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Floating rate security - rate disclosed is as of March 31, 2008.

Glossary:

PO—Principal only.

STRIPS—Separate Trading of Registered Interest and Principal of Securities.

TBA — Security is subject to delayed delivery.

TIP— Treasury Inflation Protected.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	S&P
	Rating	Principal
	(Unaudited)	Amount	Value
Fixed Income Investments — 101.3%
Asset Backed Securities — 3.2%
Bank One Issuance Trust
3.35% due 03/15/11	AAA	$200,000	$200,185
Daimler Chrysler Auto Trust
4.98% due 02/08/11	AAA	90,000	91,084
			291,269
Consumer Discretionary — 0.8%
Media — 0.8%
Comcast Corp.
6.45% due 03/15/37	BBB+	15,000	14,135
6.50% due 01/15/17	BBB+	10,000	10,213
8.38% due 03/15/13	BBB+	25,000	27,771
News America Holdings, Inc.
7.75% due 01/20/24	BBB+	10,000	11,022
Time Warner Cos., Inc
7.57% due 02/01/24	BBB+	10,000	10,265
			73,406
Consumer Staples — 0.5%
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	AA	10,000	10,480

Food Products — 0.4%
Kraft Foods, Inc.
6.50% due 08/11/17	BBB+	20,000	20,519
6.13% due 02/01/18	BBB+	20,000	19,988
			40,507
Total Consumer Staples			50,987

Energy — 0.8%
Energy Equipment & Services — 0.1%
Transocean, Inc.
6.00% due 03/15/18	BBB+	10,000	10,286

Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp.
5.95% due 09/15/16	BBB-	25,000	25,854
6.45% due 09/15/36	BBB-	10,000	10,183
Canadian Natural Resources Ltd.
6.75% due 02/01/39	BBB	10,000	10,205
Conoco Funding Co.
6.35% due 10/15/11	A	10,000	10,895
XTO Energy, Inc.
6.25% due 08/01/17	BBB	5,000	5,330
			62,467
Total Energy			72,753

Financials — 23.8%
Capital Markets — 4.4%
Bear Stearns Cos., Inc.
6.40% due 10/02/17	AA-	25,000	24,685
6.95% due 08/10/12	A+e	30,000	30,015
Goldman Sachs Group, Inc.
5.25% due 10/15/13	AA-	70,000	69,598
Lehman Brothers Holdings, Inc.
5.75% due 07/18/11	A+	20,000	19,656
6.20% due 09/26/14	A+e	15,000	14,795
6.63% due 01/18/12	A+	40,000	40,382
6.75% due 12/28/17	Ae	30,000	28,839
Morgan Stanley
5.30% due 03/01/13	AA-	105,000	104,647
6.75% due 04/15/11	AA-	65,000	68,134
			400,751

Commercial Banks — 1.4%
HSBC Holdings plc
5.25% due 12/12/12	A+	10,000	9,925
National Westminster Bank plc
7.38% due 10/01/09	AA-	10,000	10,555
Wachovia Bank NA
6.60% due 01/15/38	AA-	40,000	37,061
Wachovia Corp.
3.63% due 02/17/09	AA-	10,000	9,969
5.75% due 02/01/18	AA-	15,000	14,692
7.98% due 12/31/49 (a)	A	5,000	4,912
Wells Fargo & Co.
4.20% due 01/15/10	AA+	40,000	40,668
			127,782
Commercial MBS — 11.6%
Banc of America Commercial Mortgage, Inc.
5.12% due 07/11/43	AAA	75,000	73,745
Bear Stearns Commercial Mortgage Securities
5.69% due 06/11/50 (a)	AAA	100,000	98,423
Commercial Mortgage Pass Through Certificates
5.82% due 12/10/49 (a)	AAA	90,000	89,953
CW Capital Cobalt Ltd.
5.82% due 05/15/46 (a)	AAA	95,000	94,880
Freddie Mac REMICS
5.50% due 05/15/29	AAA	86,796	88,558
GMAC Commercial Mortgage Securities, Inc.
7.46% due 08/16/33 (a)	AAA	66,451	68,954
Greenwich Capital Commercial Funding Corp.
4.57% due 08/10/42	AAA	55,000	53,115
GS Mortgage Securities Corp. II
4.76% due 07/10/39	AAA	30,000	29,121
5.80% due 08/10/45 (a)	AAA	60,000	59,905
6.62% due 10/18/30	AAA	20,421	20,389
J.P. Morgan Chase Commercial Mortgage Securities Corp.
5.86% due 10/12/35	AAA	45,000	45,753
LB-UBS Commercial Mortgage Trust
7.37% due 08/15/26	AAA	48,590	50,426
5.35% due 11/15/38	AAA	55,000	53,626
Morgan Stanley Capital I
5.88% due 06/11/49 (a)	AAA	75,000	75,362
Salomon Brothers Mortgage Securities VII, Inc.
7.52% due 12/18/09 (a)	AAA	29,519	30,329
6.50% due 10/13/11	AAA	55,000	56,373
6.59% due 12/18/33	AAA	80,000	81,882
			1,070,794
Diversified Financial Services — 5.8%
Bank of America Corp.
5.75% due 08/15/16	AA-	25,000	25,501
5.75% due 12/01/17	AA	30,000	31,045
6.00% due 09/01/17	AA	65,000	68,339
8.00% due 12/31/49 (a)	A+e	25,000	25,030
Citigroup Capital XXI
8.30% due 12/21/57 (a)	A	20,000	19,707
Citigroup, Inc.
4.13% due 02/22/10	AA-	25,000	24,761
5.30% due 10/17/12	AA-	35,000	35,087
5.88% due 05/29/37	AAe	10,000	8,685
General Electric Capital Corp.
4.13% due 09/01/09	AAA	20,000	20,259
5.00% due 11/15/11	AAA	90,000	92,701
5.88% due 02/15/12	AAA	45,000	47,722
6.15% due 08/07/37	AAA	30,000	29,957
Goldman Sachs Capital II
5.79% due 12/31/49 (a)	Ae	15,000	9,992
J.P. Morgan Chase & Co.
5.38% due 10/01/12	AA-	10,000	10,383
6.13% due 06/27/17	A+	45,000	46,936
J.P. Morgan Chase Capital XXV
6.80% due 10/01/37	A	45,000	41,116
			537,221

Insurance — 0.6%
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	AAA	15,000	15,590
Metlife, Inc.
5.70% due 06/15/35	A	20,000	17,792
Travelers Cos., Inc. (The)
6.25% due 03/15/37 (a)	BBB	20,000	17,640
			51,022
Total Financials			2,187,570

Health Care — 0.1%
Pharmaceuticals — 0.1%
Bristol - Myers Squibb Co.
5.88% due 11/15/36	A+	10,000	9,670

Industrials — 0.3%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc.
6.20% due 01/15/38	AA-	25,000	26,741

Information Technology — 0.3%
Computers & Peripherals — 0.3%
International Business Machines Corp.
7.50% due 06/15/13	A+	25,000	28,833

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
5.50% due 02/01/18	A	15,000	14,687
6.30% due 01/15/38	A	35,000	33,843
Telefonica Europe BV
8.25% due 09/15/30	BBB+	10,000	11,678
Verizon Communications, Inc.
6.40% due 02/15/38	A	5,000	4,868
Verizon New Jersey, Inc.
5.88% due 01/17/12	A	10,000	10,309
			75,385
Utilities — 0.7%
Electric Utilities — 0.4%
Florida Power & Light Co.
5.95% due 02/01/38	A	15,000	15,055
Pacific Corp.
6.25% due 10/15/37	A-	15,000	15,155
Southern California Edison Co.
5.95% due 02/01/38	A	10,000	10,023
			40,233
Gas Utilities — 0.1%
Consolidated Natural Gas Co.
5.00% due 12/01/14	A-	10,000	9,707

Multi-Utilities — 0.2%
Midamerican Energy Holding Co.
6.13% due 04/01/36	BBB+	15,000	14,498
Total Utilities			64,438

U.S. Government Securities — 70.0%
U.S. Government Agencies — 53.6%
Federal Home Loan Mortgage Corp.
4.50% due 08/01/20	AAA	41,436	41,329
5.50% due 12/01/17	AAA	116,636	119,631
5.50% due 08/01/21	AAA	754,354	770,708
Federal National Mortgage Assn.
4.63% due 05/01/13	AAA	25,000	25,385
5.00% due 02/13/17	AAA	90,000	96,114
5.00% due 11/01/33	AAA	60,325	59,874
5.00% due 12/01/33	AAA	886,123	880,102
5.00% due 02/01/36	AAA	185,463	183,833
5.50% due 04/01/33	AAA	90,356	91,508
5.50% due 12/01/35	AAA	75,807	76,718
5.50% due 11/01/36	AAA	908,166	929,671
6.00% due 07/01/17	AAA	8,027	8,285
6.00% due 09/01/17	AAA	69,072	71,292

6.00% due 11/01/32	AAA	48,849	50,348
6.00% due 02/01/34	AAA	30,522	31,425
6.00% due 08/01/34	AAA	715,983	736,037
6.50% due 06/01/16	AAA	11,666	12,243
6.50% due 06/01/17	AAA	4,049	4,245
6.50% due 04/25/38 TBA	AAA	180,000	186,412
Government National Mortgage Assn.
5.50% due 04/15/37 TBA	AAA	280,000	285,425
6.00% due 04/15/38 TBA	AAA	250,000	257,969
7.00% due 07/15/32	AAA	10,239	10,935
			4,929,489

U.S. Treasuries — 16.4%
U.S. Treasury Bonds
4.38% due 02/15/38	AAA	85,000	86,009
6.25% due 08/15/23	AAA	45,000	55,389
6.63% due 02/15/27	AAA	25,000	32,529
8.13% due 08/15/21	AAA	145,000	205,957
U.S. Treasury Notes
2.00% due 02/28/10	AAA	45,000	45,313
2.50% due 03/31/13	AAA	250,000	250,371
3.50% due 02/15/18	AAA	210,000	211,214
4.25% due 11/15/14	AAA	200,000	218,688
4.50% due 04/30/09	AAA	35,000	36,102
4.50% due 05/15/10	AAA	345,000	366,077
			1,507,649
Total U.S. Government Securities			6,437,138

Total Fixed Income Investments (Cost—$9,142,757)			9,318,190

Short-Term Securities — 6.9%
Repurchase Agreements ** — 6.9%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $639,603 (Cost—$639,561)		639,561	639,561

Total Investments — 108.2% (Cost—$9,782,318)			9,957,751
Liabilities in Excess of Other Assets — (8.2)%			(756,534)
Net Assets — 100.0%			$9,201,217

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Floating rate security - rate disclosed is as of March 31, 2008.

Glossary:
TBA—Security is subject to delayed delivery.

See Notes to Schedule of Investments.

Roszel/ Lord Abbett Bond Debenture Portfolio
Other Liabilities in Excess of Assets — (2.4)%	(234,803)
Net Assets — 100%	9,773,404

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.4%
Consumer Discretionary — 4.8%
Internet & Catalog Retail — 2.4%
IAC/InterActiveCorp. *	62,750	$1,302,690

Media — 0.4%
News Corp. (Class B)	11,300	215,152

Specialty Retail — 2.0%
Home Depot, Inc.	9,500	265,715
J. Crew Group, Inc. *	14,200	627,214
Staples, Inc.	6,600	145,926
		1,038,855
Total Consumer Discretionary		2,556,697

Consumer Staples — 16.2%
Beverages — 3.5%
Coca-Cola Co. (The)	8,600	523,482
Coca-Cola Enterprises, Inc.	54,700	1,323,740
		1,847,222
Food & Staples Retailing — 6.0%
Costco Wholesale Corp.	900	58,473
CVS Caremark Corp.	13,600	550,936
Kroger Co. (The)	33,200	843,280
SUPERVALU, Inc.	11,300	338,774
Wal-Mart Stores, Inc.	26,500	1,396,020
		3,187,483
Food Products — 4.6%
Archer-Daniels-Midland Co.	12,300	506,268
ConAgra Foods, Inc.	4,200	100,590
General Mills, Inc.	6,900	413,172
Kellogg Co.	1,000	52,560
Kraft Foods, Inc.	38,734	1,201,142
W.M. Wrigley Jr. Co.	3,300	207,372
		2,481,104
Household Products — 1.9%
Colgate-Palmolive Co.	2,700	210,357
Procter & Gamble Co.	11,447	802,091
		1,012,448
Tobacco — 0.2%
Philip Morris International, Inc. *	2,700	136,566
Total Consumer Staples		8,664,823

Energy — 11.1%
Energy Equipment & Services — 1.9%
Halliburton Co.	4,000	157,320
Schlumberger Ltd.	5,054	439,698
Smith International, Inc.	6,100	391,803
		988,821
Oil, Gas & Consumable Fuels — 9.2%
Chevron Corp.	8,000	682,880
Devon Energy Corp.	6,000	625,980
El Paso Corp.	10,800	179,712

EOG Resources, Inc.	3,100	372,000
Exxon Mobil Corp.	24,944	2,109,764
Occidental Petroleum Corp.	2,700	197,559
Peabody Energy Corp.	2,600	132,600
Spectra Energy Corp.	10,450	237,737
XTO Energy, Inc.	6,025	372,706
		4,910,938
Total Energy		5,899,759

Financials — 21.0%
Capital Markets — 4.1%
Bank Of New York Mellon Corp. (The)	42,658	1,780,118
Charles Schwab Corp. (The)	21,600	406,728
		2,186,846
Commercial Banks — 5.3%
PNC Financial Services Group, Inc.	13,200	865,524
SunTrust Banks, Inc.	8,100	446,634
Wachovia Corp.	9,200	248,400
Wells Fargo & Co.	43,400	1,262,940
		2,823,498
Consumer Finance — 0.7%
Capital One Financial Corp.	7,000	344,540

Diversified Financial Services — 5.5%
Bank of America Corp.	25,200	955,332
JPMorgan Chase & Co.	46,153	1,982,271
		2,937,603
Insurance — 3.6%
American International Group, Inc.	13,359	577,777
AON Corp.	22,200	892,440
MetLife, Inc.	2,000	120,520
Prudential Financial, Inc.	4,200	328,650
		1,919,387
Thrifts & Mortgage Finance — 1.8%
Federal National Mortgage Association	37,000	973,840
Total Financials		11,185,714

Health Care — 10.0%
Biotechnology — 0.9%
Amgen, Inc. *	10,700	447,046

Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	70,900	912,483
Covidien Ltd.	2,600	115,050
Medtronic, Inc.	2,300	111,251
		1,138,784
Pharmaceuticals — 7.0%
Abbott Laboratories	25,700	1,417,355
Eli Lilly & Co.	13,000	670,670
Mylan, Inc.	9,400	109,040
Teva Pharmaceutical Industries Ltd., ADR	24,000	1,108,560
Wyeth	10,294	429,877
		3,735,502
Total Health Care		5,321,332

Industrials — 11.2%
Aerospace & Defense — 0.4%
Honeywell International, Inc.	3,600	203,112

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B)	11,300	825,126

Airlines — 0.4%
Delta Air Lines, Inc. *	25,200	216,720

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	13,566	455,275

Electrical Equipment — 1.7%
Emerson Electric Co.	18,134	933,175

Industrial Conglomerates — 4.2%
General Electric Co.	61,100	2,261,311

Machinery — 0.6%
Eaton Corp.	3,922	312,466

Road & Rail — 1.5%
Canadian National Railway Co.	3,200	154,624
Hertz Global Holdings, Inc. *	51,900	625,914
		780,538
Total Industrials		5,987,723

Information Technology — 9.7%
Communications Equipment — 1.8%
Corning, Inc.	8,700	209,148
Juniper Networks, Inc. *	7,700	192,500
Qualcomm, Inc.	14,200	582,200
		983,848
Computers & Peripherals — 2.6%
Hewlett-Packard Co.	13,500	616,410
Sun Microsystems, Inc. *	48,725	756,699
		1,373,109
Electronic Equipment & Instruments — 0.1%
Avnet, Inc. *	1,600	52,368

IT Services — 1.3%
Visa, Inc. (Class A) *	6,300	392,868
Western Union Co. (The)	13,600	289,272
		682,140
Software — 3.9%
Microsoft Corp.	45,500	1,291,290
Oracle Corp. *	40,600	794,136
		2,085,426
Total Information Technology		5,176,891

Materials — 6.1%
Chemicals — 2.4%
Monsanto Co.	8,072	900,028
Praxair, Inc.	4,708	396,555
		1,296,583
Metals & Mining — 3.7%
Barrick Gold Corp.	19,500	847,275
BHP Billiton Ltd., ADR	3,600	237,060
Freeport-McMoRan Copper & Gold, Inc.	8,900	856,358
		1,940,693
Total Materials		3,237,276

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	33,792	1,294,234

Utilities — 1.9%
Electric Utilities — 1.0%
PPL Corp.	3,400	156,128
Progress Energy, Inc.	8,788	366,460
		522,588
Multi-Utilities — 0.9%
PG&E Corp.	13,700	504,434
Total Utilities		1,027,022

Total Common Stocks (Cost—$51,939,083)		50,351,471

	Principal
	Amount
Short-Term Securities — 5.0%
Repurchase Agreement ** — 5.0%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $2,682,349 (Cost—$2,682,171)	$2,682,171	2,682,171

Total Investments — 99.4% (Cost $54,621,254)		53,033,642
Other Assets Less Liabilities — 0.6%		316,078
Net Assets — 100.0%		$53,349,720

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 0.6%	316,078
Net Assets 100.0%	53,349,720

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 10.0%
Media — 4.7%
DIRECTV Group, Inc. (The) *	65,090	$1,613,581
Omnicom Group, Inc.	31,420	1,388,136
Viacom, Inc. (Class B) *	42,570	1,686,623
Walt Disney Co. (The)	48,980	1,536,992
		6,225,332
Specialty Retail — 3.8%
Gamestop Corp. (Class A) *	33,400	1,727,114
Gap, Inc. (The)	87,600	1,723,968
TJX Cos., Inc.	48,740	1,611,832
		5,062,914
Textiles, Apparel & Luxury Goods — 1.5%
Nike, Inc. (Class B)	29,710	2,020,280
Total Consumer Discretionary		13,308,526

Consumer Staples — 6.3%
Beverages — 1.5%
Coca-Cola Co. (The)	32,160	1,957,579

Food Products — 2.3%
Archer-Daniels-Midland Co.	39,370	1,620,469
Bunge Ltd.	17,550	1,524,744
		3,145,213
Tobacco — 2.5%
Altria Group, Inc.	22,510	499,722
Loews Corp. - Carolina Group	22,900	1,661,395
Philip Morris International, Inc. *	22,510	1,138,556
		3,299,673
Total Consumer Staples		8,402,465

Energy — 9.9%
Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc. *	25,920	1,513,209
Transocean, Inc. *	9,844	1,330,909
		2,844,118
Oil, Gas & Consumable Fuels — 7.8%
Apache Corp.	15,060	1,819,549
Devon Energy Corp.	17,050	1,778,827
El Paso Corp.	98,150	1,633,216
Exxon Mobil Corp.	20,790	1,758,418
Occidental Petroleum Corp.	23,540	1,722,422
Southwestern Energy Co. *	48,900	1,647,441
		10,359,873
Total Energy		13,203,991

Financials — 6.0%
Capital Markets — 1.5%
State Street Corp.	24,870	1,964,730

Diversified Financial Services — 1.1%
CME Group, Inc.	3,131	1,468,752

Insurance — 3.4%
Assurant, Inc.	24,140	1,469,160
Chubb Corp.	28,010	1,385,935
MetLife, Inc.	27,210	1,639,675
		4,494,770
Total Financials		7,928,252

Health Care — 13.9%
Biotechnology — 3.8%
Genentech, Inc. *	20,290	1,647,142
Genzyme Corp. *	23,150	1,725,601
Gilead Sciences, Inc. *	33,310	1,716,464
		5,089,207
Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	32,990	1,907,482
Becton Dickinson & Co.	19,220	1,650,037
C.R. Bard, Inc.	16,960	1,634,944
St. Jude Medical, Inc. *	38,210	1,650,290
		6,842,753
Health Care Providers & Services — 1.2%
Laboratory Corp. of America Holdings *	20,620	1,519,282

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.*	31,190	1,772,840

Pharmaceuticals — 2.5%
Eli Lilly & Co.	32,590	1,681,318
Forest Laboratories, Inc. *	39,850	1,594,398
		3,275,716
Total Health Care		18,499,798

Industrials — 20.6%
Aerospace & Defense — 8.9%
Boeing Co.	21,080	1,567,719
General Dynamics Corp.	21,310	1,776,615
Goodrich Corp.	25,180	1,448,102
Honeywell International, Inc.	29,670	1,673,981
Lockheed Martin Corp.	16,100	1,598,730
Northrop Grumman Corp.	22,490	1,749,947
Raytheon Co.	31,090	2,008,725
		11,823,819
Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc.*	20,560	1,513,011

Electrical Equipment — 1.5%
Emerson Electric Co.	38,200	1,965,772

Industrial Conglomerates — 2.6%
McDermott International, Inc. *	34,690	1,901,706
Textron, Inc.	28,070	1,555,639
		3,457,345
Machinery — 6.5%
AGCO Corp. *	27,610	1,653,287
Deere & Co.	22,660	1,822,770
Manitowoc Co., Inc. (The)	39,140	1,596,912
Parker Hannifin Corp.	25,485	1,765,346
SPX Corp.	17,440	1,829,456
		8,667,771
Total Industrials		27,427,718

Information Technology — 23.5%
Communications Equipment — 2.5%
Corning, Inc.	76,540	1,840,022
Juniper Networks, Inc. *	57,450	1,436,250
		3,276,272
Computers & Peripherals — 7.6%
Apple, Inc. *	16,430	2,357,705
Hewlett-Packard Co.	49,220	2,247,385
International Business Machines Corp.	20,910	2,407,578
Seagate Technology	79,280	1,660,123
Sun Microsystems, Inc. *	96,930	1,505,323
		10,178,114
IT Services — 2.5%
Accenture, Ltd. (Class A)	51,360	1,806,331
Mastercard, Inc. (Class A)	6,600	1,471,734
		3,278,065
Semiconductors & Semiconductor Equipment — 2.3%
MEMC Electronic Materials, Inc. *	20,700	1,467,630
Xilinx, Inc.	67,530	1,603,837
		3,071,467
Software — 8.6%
Adobe Systems, Inc. *	45,460	1,617,921
BMC Software, Inc.*	52,080	1,693,642
CA , Inc.	66,440	1,494,900
Microsoft Corp.	123,180	3,495,848
Oracle Corp. *	86,720	1,696,243
Symantec Corp. *	92,240	1,533,029
		11,531,583
Total Information Technology		31,335,501

Materials — 5.2%
Chemicals — 2.6%
Celanese Corp. (Class A)	46,120	1,800,986
Monsanto Co.	15,170	1,691,455
		3,492,441
Containers & Packaging — 1.3%
Owens-Illinois, Inc. *	31,310	1,766,823

Metals & Mining — 1.3%
Nucor Corp.	24,450	1,656,243
Total Materials		6,915,507

Telecommunication Services — 1.2%
Wireless Telecommunication Services — 1.2%
American Tower Corp. (Class A) *	39,960	1,566,832

Utilities — 1.1%
Independent Power Producers & Energy Traders — 1.1%
Constellation Energy Group, Inc.	16,750	1,478,523

Total Common Stocks
(Cost—$122,887,750)		130,067,113

	Principal
	Amount
Short-Term Securities — 2.9%
Repurchase Agreement ** — 2.9%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $3,876,873 (Cost—$3,876,616)	$3,876,616	3,876,616

Total Investments — 100.6%
(Cost $126,764,366)		133,943,729
Liabilities in Excess of Other Assets — (0.6)%		(762,089)
Net Assets — 100.0%		$133,181,640

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 0.0%	9,312
Net Assets 100.0%	163,431,745

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.2%
Consumer Discretionary — 16.9%
Auto Components — 2.0%
ArvinMeritor, Inc.	45,600	$570,456
Goodyear Tire & Rubber Co. *	54,200	1,398,360
		1,968,816
Distributors — 1.7%
Genuine Parts Co.	41,100	1,653,042

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.	65,000	1,205,750

Household Durables — 2.3%
Newell Rubbermaid, Inc.	21,200	484,844
Snap-On, Inc.	35,900	1,825,515
		2,310,359
Media — 6.0%
Arbitron, Inc.	25,700	1,109,212
Gannett Co., Inc.	25,600	743,680
Idearc, Inc.	126,200	459,368
Interpublic Group of Cos., Inc. *	365,491	3,073,779
RH Donnelley Corp. *	110,000	556,600
		5,942,639
Multiline Retail — 1.1%
Macy’s, Inc.	45,216	1,042,681

Specialty Retail — 2.6%
Foot Locker, Inc.	82,200	967,494
OfficeMax, Inc.	83,700	1,602,018
		2,569,512
Total Consumer Discretionary		16,692,799

Consumer Staples — 8.2%
Beverages — 2.2%
Coca-Cola Enterprises, Inc.	91,300	2,209,460

Food & Staples Retailing — 2.9%
Kroger Co. (The)	56,500	1,435,100
Safeway, Inc.	50,200	1,473,370
		2,908,470
Food Products — 3.1%
Dean Foods Co.	70,000	1,406,300
Smithfield Foods, Inc. *	62,200	1,602,272
		3,008,572
Total Consumer Staples		8,126,502

Energy — 7.3%
Energy Equipment & Services — 3.4%
Halliburton Co.	47,136	1,853,859
Transocean, Inc. *	10,838	1,465,298
		3,319,157
Oil, Gas & Consumable Fuels — 3.9%
EOG Resources, Inc.	16,400	1,968,000
Range Resources Corp.	30,000	1,903,500
		3,871,500
Total Energy		7,190,657

Financials — 5.3%
Commercial Banks — 0.6%
Comerica, Inc.	3,500	122,780
Fifth Third Bancorp	8,200	171,544
M & T Bank Corp.	2,000	160,960
Zions Bancorporation	4,300	195,865
		651,149
Insurance — 4.7%
ACE Ltd.	24,100	1,326,946
Conseco, Inc. *	137,500	1,402,500
PartnerRe Ltd.	24,900	1,899,870
		4,629,316
Total Financials		5,280,465

Health Care — 7.1%
Health Care Equipment & Supplies — 1.3%
Covidien Ltd.	28,600	1,265,550

Health Care Providers & Services — 1.2%
Aetna, Inc.	5,500	231,495
Healthsouth Corp. *	51,400	914,406
		1,145,901
Pharmaceuticals — 4.6%
King Pharmaceuticals, Inc. *	227,600	1,980,120
Mylan, Inc.	222,850	2,585,060
		4,565,180
Total Health Care		6,976,631

Industrials — 10.1%
Building Products — 0.4%
Owens Corning, Inc. *	20,900	378,917

Commercial Services & Supplies — 3.7%
Allied Waste Industries, Inc. *	117,600	1,271,256
RR Donnelley & Sons Co.	78,205	2,370,394
		3,641,650
Construction & Engineering — 0.8%
KBR, Inc.	28,485	789,889

Electrical Equipment — 1.1%
Hubbell, Inc. (Class B)	25,000	1,092,250

Machinery — 3.3%
Cummins, Inc.	20,700	969,174
Pentair, Inc.	15,500	494,450
Timken Co.	61,800	1,836,696
		3,300,320
Trading Companies & Distributors — 0.8%
WW Grainger, Inc.	10,700	817,373
Total Industrials		10,020,399

Information Technology — 11.1%
Communications Equipment — 6.0%
ADC Telecommunications, Inc. *	104,800	1,265,984
JDS Uniphase Corp. *	248,375	3,325,741
Tellabs, Inc. *	244,000	1,329,800
		5,921,525
Internet Software & Services — 0.3%
Openwave Systems, Inc.	92,900	227,605

Software — 4.8%
Cadence Design Systems, Inc. *	33,700	359,916
McAfee, Inc. *	86,600	2,865,594
Sybase, Inc. *	58,700	1,543,810
		4,769,320
Total Information Technology		10,918,450

Materials — 11.3%
Chemicals — 5.0%
Chemtura Corp.	167,300	1,227,982
Eastman Chemical Co.	30,800	1,923,460
Monsanto Co.	4,400	490,600
Mosaic Co. (The) *	7,200	738,720
Valspar Corp.	29,100	577,344
		4,958,106
Containers & Packaging — 4.2%
Ball Corp.	46,100	2,117,834
Pactiv Corp. *	77,600	2,033,896
		4,151,730
Paper & Forest Products — 2.1%
AbitibiBowater, Inc.	74,056	956,063
MeadWestvaco Corp.	40,200	1,094,244
		2,050,307
Total Materials		11,160,143

Telecommunication Services — 9.6%
Diversified Telecommunication Services — 9.6%
CenturyTel, Inc.	48,100	1,598,844
Embarq Corp.	72,100	2,891,210
Qwest Communications International, Inc.	630,300	2,855,259
Windstream Corp.	180,200	2,153,390
Total Telecommunication Services		9,498,703

Utilities — 10.3%
Electric Utilities — 2.3%
Northeast Utilities	95,200	2,336,208

Gas Utilities — 0.5%
Southwest Gas Corp.	16,700	466,932

Multi-Utilities — 7.5%
Ameren Corp.	55,200	2,431,008
CMS Energy Corp.	152,300	2,062,142
NiSource, Inc.	147,900	2,549,796
Puget Energy, Inc.	14,200	367,354
		7,410,300
Total Utilities		10,213,440

Total Common Stocks (Cost—$112,315,851)		96,078,189

	Principal Amount
Short-Term Securities — 2.2%
Repurchase Agreement ** — 2.2%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $2,216,940 (Cost—$2,216,793)	$2,216,793	2,216,793

Total Investments — 99.4% (Cost $114,532,644)		98,294,982
Other Assets Less Liabilities — 0.6%		584,023
Net Assets — 100.0%		$98,879,005

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Liabilities in Excess of Assets — (9.1)%	(14,820,362)
Net Assets 100.0%	162,297,289

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 91.6%
Consumer Discretionary — 8.5%
Automobiles — 1.4%
Harley-Davidson, Inc.	720	$27,000

Diversified Consumer Services — 1.2%
H&R Block, Inc.	1,190	24,705

Media — 5.4%
Comcast Corp. (Class A Non-Voting) *	2,940	55,772
Grupo Televisa SA, ADR	460	11,150
News Corp. (Class A)	2,060	38,625
		105,547
Specialty Retail — 0.5%
Bed Bath & Beyond, Inc. *	320	9,440
Total Consumer Discretionary		166,692

Consumer Staples — 16.5%
Beverages — 1.7%
Diageo plc, ADR	410	33,341

Food & Staples Retailing — 8.4%
Costco Wholesale Corp.	1,710	111,099
CVS Caremark Corp.	785	31,800
Wal-Mart Stores, Inc.	430	22,653
		165,552
Household Products — 1.5%
Procter & Gamble Co.	420	29,429

Tobacco — 4.9%
Altria Group, Inc.	1,310	29,082
Philip Morris International, Inc. *	1,310	66,260
		95,342
Total Consumer Staples		323,664

Energy — 18.6%
Energy Equipment & Services — 1.3%
Transocean, Inc. *	194	26,229

Oil, Gas & Consumable Fuels — 17.3%
Canadian Natural Resources Ltd.	480	32,765
ConocoPhillips	1,250	95,262
Devon Energy Corp.	690	71,988
EOG Resources, Inc.	550	66,000
Occidental Petroleum Corp.	1,000	73,170
		339,185
Total Energy		365,414

Financials — 32.3%
Capital Markets — 2.5%
Ameriprise Financial, Inc.	370	19,185
Bank Of New York Mellon Corp. (The)	710	29,628
		48,813

Commercial Banks — 3.3%
Wachovia Corp.	323	8,721
Wells Fargo & Co.	1,950	56,745
		65,466
Consumer Finance — 4.5%
American Express Co.	2,020	88,314

Diversified Financial Services — 6.2%
Citigroup, Inc.	810	17,350
JPMorgan Chase & Co.	2,080	89,336
Moody’s Corp.	430	14,977
		121,663
Insurance — 15.8%
American International Group, Inc.	1,780	76,985
Aon Corp.	430	17,286
Berkshire Hathaway, Inc., (Class B) *	22	98,404
Loews Corp.	1,270	51,080
Progressive Corp. (The)	2,490	40,014
Transatlantic Holdings, Inc.	380	25,213
		308,982
Total Financials		633,238

Health Care — 3.2%
Health Care Equipment & Supplies — 0.5%
Covidien Ltd.	235	10,398

Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	380	19,954
Express Scripts, Inc. *	150	9,648
UnitedHealth Group, Inc.	650	22,334
		51,936
Total Health Care		62,334

Industrials — 1.7%
Industrial Conglomerates — 1.7%
General Electric Co.	600	22,206
Tyco International Ltd.	235	10,352
Total Industrials		32,558

Information Technology — 7.3%
Computers & Peripherals — 1.7%
Dell, Inc. *	1,130	22,510
Hewlett-Packard Co.	240	10,958
		33,468
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. *	310	9,248
Tyco Electronics Ltd.	285	9,781
		19,029
IT Services — 1.7%
Iron Mountain, Inc. *	1,235	32,653

Software — 2.9%
Microsoft Corp.	2,030	57,611
Total Information Technology		142,761

Materials — 3.0%
Construction Materials — 0.7%
Vulcan Materials Co.	210	13,944

Containers & Packaging — 2.3%
Sealed Air Corp.	1,770	44,692
Total Materials		58,636

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
Sprint Nextel Corp. *	1,490	9,968

Total Common Stocks (Cost—$1,765,920)		1,795,265

	Principal
	Amount
Short-Term Securities — 6.8%
Repurchase Agreement ** — 6.8%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $133,989 (Cost—$133,980)	$133,980	133,980

Total Investments — 98.4% (Cost $1,899,900)		1,929,245
Other Assets Less Liabilities — 1.6%		30,769
Net Assets — 100.0%		$1,960,014

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 20.0%
Auto Components — 2.0%
Goodyear Tire & Rubber Co. *	30,800	$794,640

Hotels, Restaurants & Leisure — 6.0%
Life Time Fitness, Inc. *	34,000	1,061,140
Pinnacle Entertainment, Inc. *	29,400	376,320
Wynn Resorts Ltd.	9,800	986,272
		2,423,732
Household Durables — 0.8%
Tupperware Brands Corp.	8,500	328,780

Media — 5.8%
Gemstar-TV Guide International, Inc. *	428,300	2,013,010
Marvel Entertainment, Inc. *	12,100	324,159
		2,337,169
Multiline Retail — 2.5%
Kohl’s Corp. *	23,600	1,012,204

Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	38,300	670,633

Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc. *	17,200	518,580
Total Consumer Discretionary		8,085,738

Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
Rite Aid Corp. *	269,963	793,691

Energy — 11.4%
Energy Equipment & Services — 5.5%
Diamond Offshore Drilling, Inc.	6,500	756,600
National Oilwell Varco, Inc. *	3,400	198,492
Transocean, Inc. *	3,300	446,160
Weatherford International Ltd. *	11,500	833,405
		2,234,657
Oil, Gas & Consumable Fuels — 5.9%
Goodrich Petroleum Corp. *	11,400	342,912
Newfield Exploration Co. *	5,700	301,245
Noble Energy, Inc.	6,700	487,760
Southwestern Energy Co. *	7,200	242,568
Ultra Petroleum Corp. *	6,500	503,750
Williams Cos., Inc.	14,800	488,104
		2,366,339
Total Energy		4,600,996

Financials — 3.8%
Capital Markets — 1.6%
BlackRock, Inc.	1,400	285,852
Federated Investors, Inc. (Class B)	3,100	121,396
Northern Trust Corp.	3,700	245,939
		653,187
Commercial Banks — 1.4%
BB&T Corp.	6,000	192,360
M&T Bank Corp.	4,700	378,256
		570,616
Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc. *	2,500	326,250
Total Financials		1,550,053

Health Care — 15.1%
Biotechnology — 3.4%
Cephalon, Inc. *	8,400	540,960
Cepheid, Inc. *	21,519	524,849
ImClone Systems, Inc. *	7,400	313,908
		1,379,717

Health Care Equipment & Supplies — 3.5%
Hospira, Inc. *	13,200	564,564
Intuitive Surgical, Inc. *	700	227,045
St. Jude Medical, Inc. *	14,500	626,255
		1,417,864
Health Care Providers & Services — 3.7%
Cigna Corp.	9,800	397,586
Express Scripts, Inc. *	7,500	482,400
Health Net, Inc. *	8,200	252,560
Quest Diagnostics, Inc.	7,900	357,633
		1,490,179
Life Sciences Tools & Services — 1.2%
Applera Corp.-Applied Biosystems Group	14,300	469,898

Pharmaceuticals — 3.3%
Forest Laboratories, Inc. *	11,700	468,117
Mylan, Inc.	55,300	641,480
Sepracor, Inc. *	10,600	206,912
		1,316,509
Total Health Care		6,074,167

Industrials — 13.1%
Aerospace & Defense — 2.2%
BE Aerospace, Inc. *	17,700	618,615
Spirit Aerosystems Holdings, Inc. (Class A) *	11,900	263,942
		882,557
Construction & Engineering — 3.0%
Foster Wheeler Ltd. *	8,500	481,270
Quanta Services, Inc. *	31,500	729,855
		1,211,125
Industrial Conglomerates — 5.0%
McDermott International, Inc. *	36,600	2,006,412

Machinery — 2.9%
AGCO Corp. *	11,600	694,608
Cummins, Inc.	10,100	472,882
		1,167,490
Total Industrials		5,267,584

Information Technology — 23.1%
Communications Equipment — 4.1%
Comverse Technology, Inc. *	28,400	437,360
Research In Motion Ltd. *	10,700	1,200,861
		1,638,221
Internet Software & Services — 6.5%
Equinix, Inc. *	14,300	950,807
SAVVIS, Inc.*	90,400	1,470,808
VeriSign, Inc. *	6,700	222,708
		2,644,323
IT Services — 0.7%
Visa, Inc. (Class A) *	4,700	293,092

Semiconductors & Semiconductor Equipment — 8.1%
Marvell Technology Group Ltd. *	126,400	1,375,232
MEMC Electronic Materials, Inc. *	4,900	347,410
Microsemi Corp.*	48,600	1,108,080
Nvidia Corp. *	21,500	425,485
		3,256,207
Software — 3.7%
Activision, Inc. *	31,900	871,189
BMC Software, Inc. *	10,000	325,200
Compuware Corp. *	41,500	304,610
		1,500,999
Total Information Technology		9,332,842

Materials — 4.8%
Chemicals — 2.1%
Mosaic Co. (The) *	5,900	605,340
Zoltec Cos., Inc.*	9,100	241,332
		846,672
Containers & Packaging — 0.6%
Owens-Illinois, Inc. *	4,200	237,006

Metals & Mining — 2.1%
Agnico-Eagle Mines Ltd.	4,200	284,382
Century Aluminum Co. *	3,300	218,592
Freeport-McMoRan Copper & Gold, Inc.	3,500	336,770
		839,744
Total Materials		1,923,422

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 1.3%
Qwest Communications International, Inc.	38,800	175,764
Time Warner Telecom, Inc. (Class A) *	22,700	351,623
		527,387
Wireless Telecommunication Services — 1.3%
NII Holdings, Inc. *	6,400	203,392
SBA Communications Corp. (Class A) *	11,100	331,113
		534,505
Total Telecommunication Services		1,061,892

Utilities — 2.0%
Electric Utilities — 2.0%
ITC Holdings Corp.	15,800	822,548

Total Common Stocks
(Cost—$43,208,404)		39,512,933

	Principal
	Amount
Short-Term Securities — 1.0%
Repurchase Agreement ** — 1.0%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $422,647 (Cost—$422,619)	$422,619	422,619

Total Investments — 98.9%
(Cost $43,631,023)		39,935,552
Other Assets Less Liabilities — 1.1%		435,644
Net Assets — 100.0%		$40,371,196

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 1.1%	435,644
Net Assets 100.0%	40,371,196

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 5.6%
Automobiles — 0.8%
Thor Industries, Inc.	20,100	$598,377

Diversified Consumer Services — 1.0%
Sotheby’s	27,500	795,025

Hotels, Restaurants & Leisure — 0.7%
CKE Restaurants, Inc.	50,300	564,366

Household Durables — 1.0%
Ethan Allen Interiors, Inc.	26,100	742,023

Media — 0.7%
AH Belo Corp. (Class A) *	8,620	98,527
Belo Corp. (Class A)	43,100	455,567
		554,094

Specialty Retail — 1.4%
Brown Shoe Co., Inc.	33,800	509,366
Cato Corp. (The) (Class A)	37,450	559,503
		1,068,869
Total Consumer Discretionary		4,322,754

Consumer Staples — 8.8%
Beverages — 1.0%
PepsiAmericas , Inc.	31,000	791,430

Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	30,500	689,300
Weis Markets, Inc.	23,700	816,939
		1,506,239

Food Products — 4.1%
Corn Products International, Inc.	22,000	817,080
J.M. Smucker Co. (The)	17,600	890,736
Lancaster Colony Corp.	19,500	779,220
Pilgrim’s Pride Corp.	32,800	663,544
		3,150,580

Household Products — 0.7%
WD-40 Co.	16,400	545,300

Tobacco — 1.0%
Universal Corp.	11,700	766,701
Total Consumer Staples		6,760,250

Energy — 12.8%
Energy Equipment & Services — 2.1%
Lufkin Industries, Inc.	12,100	772,222
Tidewater, Inc.	14,600	804,606
		1,576,828

Oil, Gas & Consumable Fuels — 10.7%
Berry Petroleum Co. (Class A)	21,200	985,588
Cabot Oil & Gas Corp.	18,600	945,624
Cimarex Energy Co.	18,000	985,320
General Maritime Corp.	29,700	701,217
Holly Corp.	16,000	694,560
Penn Virginia Corp.	22,500	992,025
St. Mary Land & Exploration Co.	26,300	1,012,550
Tsako Energy Navigation Ltd.	25,900	796,684
Western Refining, Inc.	27,200	366,384
World Fuel Services Corp.	26,900	755,083
		8,235,035
Total Energy		9,811,863

Financials — 23.6%
Capital Markets — 0.8%
Jefferies Group, Inc.	38,200	616,166

Commercial Banks — 8.5%
Amcore Financial, Inc.	23,800	484,330
Bancorpsouth, Inc.	32,600	755,016
Bank Of Hawaii Corp.	15,300	758,268
Cullen/Frost Bankers, Inc.	14,500	769,080
FirstMerit Corp.	1,300	26,858
Frontier Financial Corp.	42,100	744,328
Fulton Financial Corp.	60,600	744,774
Old National Bancorp	42,110	757,980
Susquehanna Bancshares, Inc.	37,000	753,690
Whitney Holding Corp.	30,800	763,532
		6,557,856

Consumer Finance — 0.7%
Advance America Cash Advance Centers, Inc.	72,300	545,865

Insurance — 5.9%
American Equity Investment Life Holding Co.	79,600	738,688
American Financial Group , Inc.	30,500	779,580
Delphi Financial Group	23,950	700,059
Infinity Property & Casualty Corp.	18,900	786,240
RLI Corp.	15,100	748,507
Zenith National Insurance Corp.	20,700	742,302
		4,495,376

Real Estate — 6.7%
CBL & Associates Properties, Inc. REIT	28,200	663,546
Equity One, Inc. REIT	32,300	774,231
First Industrial Realty Trust, Inc. REIT	22,800	704,292
Healthcare Realty Trust, Inc. REIT	29,900	781,885
HRPT Properties Trust REIT	92,800	624,544
Nationwide Health Properties, Inc. REIT	24,800	837,000
Potlatch Corp. REIT	18,737	773,276
		5,158,774

Thrifts & Mortgage Finance — 1.0%
Washington Federal, Inc.	32,920	751,893
Total Financials		18,125,930

Health Care — 3.4%
Health Care Equipment & Supplies — 2.2%
Invacare Corp.	32,600	726,328
West Pharmaceutical Services, Inc.	22,400	990,752
		1,717,080

Health Care Providers & Services — 1.2%
Owens & Minor, Inc.	22,800	896,952
Total Health Care		2,614,032

Industrials — 20.6%
Aerospace & Defense — 1.3%
DRS Technologies, Inc.	16,800	979,104

Airlines — 0.9%
Skywest, Inc.	32,000	675,840

Building Products — 2.6%
Lennox International, Inc.	20,900	751,773
Simpson Manufacturing Co., Inc.	27,200	739,296
Universal Forest Products, Inc.	16,100	518,420
		2,009,489

Commercial Services & Supplies — 2.1%
Ennis, Inc.	49,000	822,220
Kelly Services, Inc. (Class A)	37,679	774,680
		1,596,900

Electrical Equipment — 2.1%
Acuity Brands, Inc.	18,900	811,755
Regal-Beloit Corp.	21,600	791,208
		1,602,963

Machinery — 7.4%
Albany International Corp.	20,900	755,326
Barnes Group, Inc.	33,000	757,350
Briggs & Stratton Corp.	7,500	134,250
Crane Co.	19,800	798,930
Harsco Corp.	14,400	797,472
Kennametal, Inc.	27,000	794,610
Lincoln Electric Holdings, Inc.	12,900	831,921
Mueller Industries, Inc.	27,000	778,950
		5,648,809

Marine — 1.2%
Genco Shipping & Trading Ltd.	16,300	919,809

Road & Rail — 2.0%
Arkansas Best Corp.	24,200	771,012
Werner Enterprises, Inc.	41,100	762,816
		1,533,828

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	27,100	810,019
Total Industrials		15,776,761

Information Technology — 2.0%
Electronic Equipment & Instruments — 2.0%
AVX Corp.	62,000	794,220
Technitrol, Inc.	32,500	751,725
Total Information Technology		1,545,945

Materials — 11.8%
Chemicals — 5.1%
Lubrizol Corp.	15,600	865,956
Methanex Corp.	32,200	842,674
RPM International, Inc.	42,400	887,856
Sensient Technologies Corp.	26,700	787,383
Westlake Chemical Corp.	36,200	472,410
Zep , Inc.	6,350	102,997
		3,959,276

Containers & Packaging — 1.1%
Silgan Holdings, Inc.	16,800	833,784

Metals & Mining — 5.6%
Agnico-Eagle Mines, Ltd.	3,500	236,985
Cleveland-Cliffs, Inc.	8,100	970,542
Commercial Metals Co.	32,300	968,031
Iamgold Corp.	108,300	793,839
Royal Gold, Inc.	31,200	941,304
Titanium Metals Corp.	25,600	385,280
		4,295,981
Total Materials		9,089,041

Utilities — 11.1%
Electric Utilities — 2.2%
Cleco Corp.	34,700	769,646
Westar Energy , Inc.	40,000	910,800
		1,680,446

Gas Utilities — 6.8%
Atmos Energy Corp.	32,000	816,000
Energen Corp.	15,700	978,110
National Fuel Gas Co.	20,000	944,200
Southwest Gas Corp.	28,400	794,064
UGI Corp.	34,100	849,772
WGL Holdings, Inc.	25,200	807,912
		5,190,058

Multi-Utilities — 2.1%
OGE Energy Corp.	27,600	860,292
Vectren Corp.	29,400	788,802
		1,649,094
Total Utilities		8,519,598

Total Common Stocks (Cost—$72,219,333)		76,566,174

	Principal Amount
Short-Term Securities — 0.8%
Repurchase Agreement ** — 0.8%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $576,469 (Cost—$576,431)	$576,431	576,431

Total Investments — 100.5% (Cost $72,795,764)		77,142,605
Liabilities in Excess of Other Assets — (0.5)%		(376,532)
Net Assets—100.0%		$76,766,073

* Non-income producing security
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust

See Notes to Schedule of Investments

Roszel Lord Abbett Large Cap Value
Other Liabilities in Excess of Assets — (0.5)%	(376,532)
Net Assets 100.0%	76,766,073

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 18.9%
Distributors — 1.4%
LKQ Corp. *	32,250	$724,658

Diversified Consumer Services — 1.8%
American Public Education, Inc. *	7,800	236,886
INVESTools, Inc.*	61,654	677,577
		914,463
Hotels, Restaurants & Leisure — 4.2%
California Pizza Kitchen, Inc. *	28,800	377,568
Gaylord Entertainment Co. *	11,700	354,393
Red Robin Gourmet Burgers, Inc.*	17,700	664,989
Sonic Corp. *	18,450	406,638
WMS Industries, Inc. *	11,350	408,259
		2,211,847
Household Durables — 1.1%
Champion Enterprises, Inc. *	57,100	572,713

Internet & Catalog Retail — 0.8%
FTD Group, Inc.	31,150	418,033

Leisure Equipment & Products — 0.8%
Smith & Wesson Holding Corp. *	86,950	436,489

Media — 0.7%
Morningstar, Inc. *	6,100	374,235

Specialty Retail — 3.0%
J. Crew Group, Inc. *	10,900	481,453
Pacific Sunwear Of California *	39,100	493,051
Ulta Salon Cosmetics & Fragrance, Inc. *	44,200	620,568
		1,595,072
Textiles, Apparel & Luxury Goods — 5.1%
American Apparel, Inc. *	53,750	507,937
Deckers Outdoor Corp. *	7,200	776,304
Iconix Brand Group, Inc. *	41,800	725,230
Lululemon Athletica, Inc.*	6,800	193,324
Quicksilver, Inc. *	23,550	231,026
Under Armour, Inc. (Class A) *	6,850	250,710
		2,684,531
Total Consumer Discretionary		9,932,041

Consumer Staples — 1.9%
Food & Staples Retailing — 1.4%
Susser Holdings Corp. *	25,138	471,840
United Natural Foods, Inc. *	14,550	272,231
		744,071
Food Products — 0.5%
SunOpta, Inc.*	47,140	240,414
Total Consumer Staples		984,485

Energy — 9.3%
Energy Equipment & Services — 4.8%
Exterran Holdings, Inc.*	11,550	745,437
Hornbeck Offshore Services, Inc. *	8,643	394,726
Oceaneering International, Inc. *	11,600	730,800
W-H Energy Services, Inc. *	9,450	650,632
		2,521,595
Oil, Gas & Consumable Fuels — 4.5%
Cabot Oil & Gas Corp.	13,000	660,920
Comstock Resources, Inc. *	10,150	409,045
Penn Virginia Corp.	19,100	842,119

World Fuel Services Corp.	16,050	450,524
		2,362,608
Total Energy		4,884,203

Financials — 7.3%
Capital Markets — 2.0%
Affiliated Managers Group, Inc. *	4,700	426,478
Investment Technology Group, Inc. *	13,150	607,267
		1,033,745
Commercial Banks — 0.4%
Bancorp, Inc. *	19,900	240,392

Diversified Financial Services — 1.2%
MSCI, Inc. (Class A) *	21,400	636,650

Insurance — 2.4%
Castlepoint Holdings Ltd.	53,400	519,582
National Financial Partners Corp.	18,150	407,830
ProAssurance Corp. *	5,900	317,597
		1,245,009
Real Estate — 0.6%
Resource Capital Corp. REIT	40,200	304,314

Thrifts & Mortgage Finance — 0.7%
WSFS Financial Corp.	7,500	369,600
Total Financials		3,829,710

Health Care — 22.4%
Biotechnology — 3.6%
BioMarin Pharmaceuticals, Inc. *	22,350	790,519
Myriad Genetics, Inc. *	12,050	485,495
Theravance, Inc. *	14,850	156,371
Third Wave Technologies, Inc. *	51,550	475,291
		1,907,676
Health Care Equipment & Supplies — 3.9%
Hologic, Inc. *	13,550	753,380
Masimo Corp.*	15,200	395,200
Meridian Bioscience, Inc.	15,550	519,836
Thoratec Corp. *	25,300	361,537
		2,029,953
Health Care Providers & Services — 4.8%
Chemed Corp.	13,650	576,030
Gentiva Health Services, Inc. *	44,950	978,112
Healthways, Inc. *	12,900	455,886
Psychiatric Solutions, Inc. *	14,600	495,232
		2,505,260
Health Care Technology — 3.2%
Allscripts Healthcare Solutions, Inc.*	37,700	389,064
MedAssets, Inc. *	32,210	477,352
Omnicell, Inc. *	40,050	805,005
		1,671,421
Life Sciences Tools & Services — 5.9%
Enzo Biochem, Inc.*	80,075	727,882
Exelixis, Inc. *	31,350	217,882
Icon plc ADR *	13,800	895,482
Illumina, Inc. *	12,900	979,110
Medivation, Inc.*	17,900	254,717
		3,075,073
Pharmaceuticals — 1.0%
Sucampo Pharmaceuticals, Inc., (Class A) *	35,800	286,400
Viropharma, Inc. *	30,050	268,647
		555,047
Total Health Care		11,744,430

Industrials — 11.7%
Aerospace & Defense — 1.0%
Heico Corp.	10,950	533,813

Air Freight & Logistics — 0.7%
UTi Worldwide, Inc.	17,450	350,396

Commercial Services & Supplies — 2.9%
FTI Consulting, Inc. *	9,500	674,880
Geo Group, Inc. (The) *	22,300	634,212
Interface, Inc. (Class A)	15,800	221,990
		1,531,082
Electrical Equipment — 3.1%
EnerSys *	23,150	553,748
General Cable Corp. *	12,400	732,468
Powell Industries, Inc. *	9,050	356,298
		1,642,514
Machinery — 3.0%
Bucyrus International, Inc.	6,950	706,467
Kaydon Corp.	13,150	577,417
TurboChef Technologies, Inc. *	47,355	308,755
		1,592,639
Marine — 0.4%
American Commercial Lines, Inc. *	12,650	199,870

Road & Rail — 0.6%
Old Dominion Freight Line, Inc. *	9,400	299,202
Total Industrials		6,149,516

Information Technology — 22.2%
Communications Equipment — 2.5%
Neutral Tandem, Inc. *	35,600	641,156
Viasat, Inc. *	31,400	682,008
		1,323,164
Computers & Peripherals — 0.3%
Synaptics, Inc. *	5,900	140,892

Electronic Equipment & Instruments — 1.6%
Flir Systems, Inc. *	19,200	577,728
IPG Photonics Corp. *	16,250	254,963
		832,691
Internet Software & Services — 4.2%
Art Technology Group, Inc. *	94,600	367,048
Bankrate, Inc. *	7,250	361,703
DealerTrack Holdings, Inc. *	17,500	353,850
Digital River, Inc.*	11,200	346,864
LoopNet, Inc. *	22,950	291,465
Switch & Data Facilities Co., Inc. *	49,230	502,638
		2,223,568
IT Services — 1.8%
Syntel, Inc. *	18,650	497,023
VeriFone Holdings, Inc. *	26,500	420,555
		917,578
Semiconductors & Semiconductor Equipment — 4.4%
Anadigics, Inc. *	39,450	258,792
Diodes, Inc. *	11,825	259,677
Hittite Microwave Corp. *	12,350	462,137
Microsemi Corp.*	27,650	630,420
Tessera Technologies, Inc. *	24,650	512,720
Varian Semiconductor Equipment Associates, Inc. *	6,750	190,012
		2,313,758
Software — 7.4%
Ansys, Inc. *	26,050	899,246
Blackboard, Inc. *	26,350	878,245
Magma Design Automation, Inc.*	56,900	544,533
NetSuite, Inc. *	8,200	176,628
Nuance Communications, Inc.*	56,000	974,960
Taleo Corp. (Class A) *	22,300	432,620
		3,906,232
Total Information Technology		11,657,883

Materials — 3.6%
Chemicals — 0.8%
Innospec, Inc.	19,450	412,340

Construction Materials — 1.0%
Eagle Materials, Inc.	14,050	499,477

Metals & Mining — 1.8%
Allegheny Technologies, Inc.	2,900	206,944
Century Aluminum Co. *	11,203	742,087
		949,031
Total Materials		1,860,848

Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.4%
Cbeyond, Inc.*	24,500	460,355
Cogent Communications Group, Inc. *	14,450	264,580
Total Telecommunication Services		724,935

Total Common Stocks
(Cost—$54,261,343)		51,768,051

	Principal Amount
Short-Term Securities — 1.4%
Discount Note — 1.4%
Federal Home Loan Bank, 1.52%, due 04/01/08 ** (Cost—$756,000)	$756,000	755,968

Total Investments — 100.1% (Cost —$55,017,343)		52,524,019
Liabilities in Excess of Other Assets — (0.1)%		(52,864)
Net Assets —100.0%		$52,471,155

* Non-income producing security.
** Zero coupon security-rate disclosed is yield as of March 31, 2008.

Glossary:
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 1.3%	1,021,417
Net Assets 100.0%	76,026,553

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.6%
Consumer Discretionary — 12.3%
Hotels, Restaurants & Leisure — 3.9%
Sonic Corp. *	13,525	$298,091
Texas Roadhouse, Inc. (Class A) *	29,200	286,160
Wynn Resorts Ltd.	4,000	402,560
		986,811

Internet & Catalog Retail — 1.3%
Shutterfly, Inc.*	21,300	316,731

Specialty Retail — 5.6%
Dick’s Sporting Goods, Inc.*	13,400	358,852
Gymboree Corp.*	9,200	366,896
J. Crew Group, Inc. *	11,400	503,538
Pacific Sunwear Of California *	13,700	172,757
		1,402,043

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	13,500	383,805
Total Consumer Discretionary		3,089,390

Energy — 6.7%
Energy Equipment & Services — 6.7%
CARBO Ceramics, Inc.	8,150	326,815
Core Laboratories NV *	4,000	477,200
Helix Energy Solutions Group, Inc.*	9,420	296,730
ION Geophysical Corp. *	24,700	340,860
North American Energy Partners, Inc.*	15,500	237,770
Total Energy		1,679,375

Financials — 9.8%
Capital Markets — 3.9%
Investment Technology Group, Inc. *	9,700	447,946
Waddell & Reed Financial, Inc.	16,300	523,719
		971,665

Commercial Banks — 1.7%
Signature Bank *	7,100	181,050
Whitney Holding Corp.	9,400	233,026
		414,076

Diversified Financial Services — 1.9%
Cardtronics, Inc. *	23,600	164,492
KKR Financial Holdings LLC	10,000	126,600
Nasdaq Stock Market, Inc. (The) *	4,900	189,434
		480,526

Insurance — 2.2%
Delphi Financial Group, Inc.	6,925	202,417
Hanover Insurance Group, Inc. (The)	8,800	362,032
		564,449

Real Estate Management & Development — 0.1%
Meruelo Maddux Properties, Inc.*	5,800	14,732
Total Financials		2,445,448

Health Care — 24.2%
Biotechnology — 15.2%
Abraxis Bioscience , Inc. *	3,000	177,240
Acadia Pharmaceuticals, Inc. *	36,900	334,314
Cepheid, Inc. *	11,400	278,046
Cougar Biotechnology, Inc. * (a)	7,300	153,300
Isis Pharmaceuticals, Inc. *	16,400	231,404
Lifecell Corp. *	6,100	256,383
Martek Biosciences Corp. *	7,500	229,275
Medarex, Inc.*	52,600	465,510
Omrix Biopharmaceuticals, Inc. *	3,300	46,200
Onyx Pharmaceuticals, Inc. *	7,000	203,210
OSI Pharmaceuticals, Inc. *	5,000	186,950
Regeneron Pharmaceuticals, Inc. *	16,100	308,959
Savient Pharmaceuticals, Inc. *	6,600	132,000
United Therapeutics Corp. *	9,400	814,980
		3,817,771

Health Care Equipment & Supplies — 5.7%
Align Technology, Inc. *	24,600	273,306
Conceptus, Inc. *	10,800	200,448
Immucor, Inc. *	10,300	219,802
Vital Signs, Inc.	3,500	177,275
Wright Medical Group, Inc. *	23,300	562,462
		1,433,293

Health Care Providers & Services — 1.7%
Emergency Medical Services Corp. *	16,700	412,323

Pharmaceuticals — 1.6%
APP Pharmaceuticals, Inc. *	33,300	402,264
Total Health Care		6,065,651

Industrials — 16.6%
Aerospace & Defense — 1.5%
Hexcel Corp. *	19,300	368,823

Commercial Services & Supplies — 7.6%
Advisory Board Co. (The) *	7,700	423,038
Cenveo, Inc.*	29,900	312,754
EnergySolutions, Inc.	13,700	314,278
Geo Group, Inc. (The) *	15,100	429,444
Teletech Holdings, Inc. *	19,100	428,986
		1,908,500

Machinery — 6.1%
Bucyrus International, Inc.	4,600	467,590
Dynamic Materials Corp.	5,700	246,240
Kaydon Corp.	7,900	346,889
Middleby Corp. *	7,600	474,164
		1,534,883

Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	11,400	358,302
Total Industrials		4,170,508

Information Technology — 25.6%
Communications Equipment — 2.6%
F5 Networks, Inc. *	19,600	356,132
Riverbed Technology, Inc. *	19,800	294,228
		650,360

Computers & Peripherals — 2.4%
Data Domain, Inc. *	25,700	611,660

Electronic Equipment & Instruments — 2.7%
Itron, Inc. *	3,900	351,897
Mettler Toledo International, Inc. *	3,500	339,920
		691,817

Internet Software & Services — 2.2%
Art Technology Group, Inc. *	2,100	8,148
Omniture, Inc.*	23,100	536,151
		544,299

Semiconductors & Semiconductor Equipment — 4.9%
Atheros Communications, Inc. *	15,200	316,768
Cavium Networks, Inc. *	20,400	334,560
Microsemi Corp.*	25,200	574,560
		1,225,888

Software — 10.8%
Concur Technologies, Inc. *	14,500	450,225
Informatica Corp. *	22,700	387,262
Nuance Communications, Inc.*	25,700	447,437
Salesforce.com, Inc. *	6,300	364,581
Solera Holdings, Inc. *	22,500	548,100
Synchronoss Technologies, Inc. *	7,900	158,237
Taleo Corp. (Class A) *	17,800	345,320
		2,701,162
Total Information Technology		6,425,186

Materials — 1.4%
Metals & Mining — 1.4%
Haynes International, Inc.*	6,600	362,208

Total Common Stocks (Cost—$24,918,264)		24,237,766

	Principal Amount
Short-Term Securities — 1.9%
Repurchase Agreements** — 1.9%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $485,328 (Cost—$485,296)	$485,296	485,296

Total Investments 98.5% (Cost —$25,403,560)		24,723,062
Other Assets Less Liabilities — 1.5%		365,762
Net Assets — 100.0%		$25,088,824

*	Non-income producing security

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933. This security is exempt from registration under 144A and is considered restricted.

Restricted Security

	Acquisition Date	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets
Cougar Biotechnology, Inc. (a)	12/14/2007	$211,700	0.8%	$153,300	0.6%

See Notes to Schedule of Investments

Roszel/Delaware Trend Portfolio
Other Assets Less Liabilities — 1.5%	365,762
Net Assets — 100.0%	25,088,824

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	S&P Rating (Unaudited)	Principal Amount	Value
Fixed Income Investments — 95.4%
Consumer Discretionary — 12.5%
Apparel, Accessories & Luxury Goods — 0.2%
Levi Strauss & Co.
8.88% due 04/01/16	B+	$25,000	$23,875

Auto Components — 0.7%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	CCC+	75,000	56,813
Stanadyne Corp.
10.00% due 08/15/14	B-	25,000	22,750
			79,563
Automobiles — 1.4%
Ford Capital BV
9.50% due 06/01/10	CCC+	50,000	45,000
General Motors Corp.
7.20% due 01/15/11	B-	125,000	104,375
8.38% due 07/15/33	B-	25,000	17,625
			167,000
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.
7.13% due 02/01/16	BB	50,000	40,250
Gaylord Entertainment Co.
8.00% due 11/15/13	B+	100,000	92,750
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	71,250
Landry’s Restaurants, Inc.
9.50% due 12/15/14	CCC+	25,000	24,375
Scientific Games Corp.
6.25% due 12/15/12	B+	75,000	69,750
Turning Stone Resort Casino Enterprise
9.13% due 09/15/14 (c)	B+	50,000	47,750
			346,125
Household Durables — 0.2%
K Hovnanian Enterprises, Inc.
8.63% due 01/15/17	B-	25,000	19,250

Leisure Equipment & Products — 0.4%
Mattel, Inc.
5.63% due 03/15/13	BBB-	50,000	49,822

Media — 6.1%
Affinion Group, Inc.
11.50% due 10/15/15	B-	75,000	72,375
Allbritton Communications Co.
7.75% due 12/15/12	B+	75,000	73,500
CCH I Holdings LLC
11.00% due 10/01/15	CCC	134,000	93,130
11.75% due 05/15/14 (a)	CCC	50,000	25,250
Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	72,000
7.13% due 02/01/16	BB-	25,000	23,312
Idearc, Inc.
8.00% due 11/15/16	BB-	100,000	64,750

Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	28,219
Lamar Media Corp.
6.63% due 08/15/15	BB-	25,000	22,000
Mediacom LLC\Mediacom Capital Corp.
9.50% due 01/15/13	B-	50,000	46,000
Omnicom Group, Inc.
0.00% due 07/01/38 (b)(d)	A-	35,000	36,794
RH Donnelley Corp.
8.88% due 01/15/16	B	25,000	15,812
8.88% due 10/15/17 (c)	B	50,000	31,250
Sinclair Television Group, Inc.
6.00% due 09/15/12 (b)	NR†	100,000	88,750
Univision Communications, Inc.
9.75% due 03/15/15 (c) PIK	CCC	75,000	45,375
			738,517
Specialty Retail — 0.2%
Brookstone Co., Inc.
12.00% due 10/15/12	B	25,000	23,000

Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12 (c)	BB	65,000	66,463
Total Consumer Discretionary			1,513,615

Consumer Staples — 3.8%
Beverages — 0.8%
Constellation Brands, Inc.
7.25% due 05/15/17	BB-	25,000	24,250
Molson Coors Brewing Co.
2.50% due 07/30/13 (b)	BBB	60,000	73,725
			97,975
Food & Staples Retailing — 0.8%
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	55,138
SUPERVALU, Inc.
7.50% due 11/15/14	B+	50,000	50,500
			105,638
Food Products — 1.2%
Archer Daniels Midland Co.
0.88% due 02/15/14 (b)	A	50,000	58,063
Dole Food Co., Inc.
8.75% due 07/15/13	CCC+	50,000	37,500
General Mills, Inc.
5.20% due 03/17/15	BBB+	25,000	25,071
Kellogg Co.
4.25% due 03/06/13	BBB+	25,000	24,922
			145,556
Personal Products — 0.8%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B+	100,000	95,000

Retailing — 0.2%
Harry & David Holdings, Inc.
9.00% due 03/01/13	B-	25,000	21,750
Total Consumer Staples			465,919

Energy — 10.5%
Energy Equipment & Services — 2.8%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	96,000

Cie Generale de Geophysique-Veritas
7.75% due 05/15/17	BB	25,000	25,375
Complete Production Services, Inc.
8.00% due 12/15/16	BB-	25,000	24,000
Grant Prideco, Inc.
6.13% due 08/15/15	BB+	25,000	25,562
Hanover Compressor Co.
4.75% due 01/15/14 (b)	BB	20,000	30,875
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	66,150
Key Energy Services, Inc.
8.38% due 12/01/14 (c)	B+	25,000	24,938
Pride International, Inc.
7.38% due 07/15/14	BB+	50,000	52,000
			344,900
Oil, Gas & Consumable Fuels — 7.7%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	60,150
6.25% due 01/15/18	BB	50,000	47,750
Cimarex Energy Co.
7.13% due 05/01/17	BB-	75,000	74,437
Colorado Interstate Gas Co.
6.80% due 11/15/15	BB	30,000	30,930
Devon Energy Corp.
4.90% due 08/15/08 (b)	BBB+	50,000	79,750
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75% due 05/01/14	B+	40,000	39,000
Forest Oil Corp.
7.25% due 06/15/19	BB-	50,000	50,875
Inergy LP/Inergy Finance Escrow Corp.
8.25% due 03/01/16	B+	50,000	51,125
KCS Energy, Inc.
7.13% due 04/01/12	B	50,000	47,250
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	37,104
Northwest Pipeline Corp.
7.00% due 06/15/16	BBB-	50,000	53,125
Peabody Energy Corp.
7.38% due 11/01/16	BB	25,000	25,875
Quicksilver Resources, Inc.
7.13% due 04/01/16	B+	50,000	48,250
1.88% due 11/01/24 (b)	NR†	25,000	61,281
Range Resources Corp.
7.38% due 07/15/13	BB	25,000	25,375
Tennessee Gas Pipeline Co.
7.50% due 04/01/17	BB	40,000	43,172
Tesoro Corp.
6.25% due 11/01/12	BB+	25,000	23,563
6.50% due 06/01/17	BB+e	25,000	22,375
VeraSun Energy Corp.
9.38% due 06/01/17 (c)	B-	50,000	34,250
Williams Cos., Inc.
7.88% due 09/01/21	BB+	50,000	54,188
Williams Partners LP/Williams Partners Finance Corp.
7.25% due 02/01/17	BBB-	25,000	25,125
			934,950
Total Energy			1,279,850

Financials — 5.7%
Capital Markets — 0.2%
Lehman Brothers Holdings, Inc.
2.00% due 12/31/12 (b)(c)	A+e	30,000	30,288

Consumer Finance — 0.3%
General Motors Acceptance Corp.
7.25% due 03/02/11	B+	50,000	39,368

Diversified Financial Services — 3.7%
Countrywide Home Loans, Inc.
5.63% due 07/15/09	BBB+	25,000	22,936
Ford Motor Credit Co.
7.25% due 10/25/11	B	100,000	82,142
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.50% due 04/01/15	B-	50,000	51,375
Hughes Network Systems LLC/HNS Finance Corp.
9.50% due 04/15/14	B-	25,000	24,875
J.P. Morgan Chase & Co.
6.00% due 01/15/18	AA-	50,000	52,141
LVB Acquisition Merger Sub., Inc.
10.00% due 10/15/17 (c)	B-	75,000	78,563
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	95,000
Snoqualmie Entertainment Authority
9.13% due 02/01/15 (c)	B	50,000	42,750
			449,782
Insurance — 0.4%
Metlife, Inc.
5.00% due 06/15/15	A	25,000	24,569
USI Holdings Corp.
6.94% due 11/15/14 (c)(e)	CCC	25,000	18,063
			42,632
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp.
0.76% due 04/15/37 (b)(e)	BBB+	25,000	22,125
Fannie Mae
5.00% due 10/15/11	AAA	100,000	107,333
			129,458
Total Financials			691,528

Health Care — 7.7%
Biotechnology — 2.2%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB+	75,000	71,625
Cephalon, Inc.
0.00% due 06/15/33 (b)(d)	NR†	25,000	28,375
CV Therapeutics, Inc.
3.25% due 08/16/13 (b)	NR†	50,000	36,688
Genzyme Corp.
1.25% due 12/01/23 (b)	BBB+	50,000	57,937
Gilead Sciences, Inc.
0.63% due 05/01/13 (b)	NR†	50,000	73,562
			268,187
Health Care Equipment & Supplies — 0.4%
Advanced Medical Optics, Inc.
7.50% due 05/01/17	B-	50,000	43,000

Health Care Providers & Services — 2.6%
Community Health Systems, Inc.
8.88% due 07/15/15	B	50,000	50,187
DaVita, Inc.
7.25% due 03/15/15	B	75,000	73,125

Hanger Orthopedic Group, Inc.
10.25% due 06/01/14	CCC+	25,000	25,125
HCA, Inc.
9.13% due 11/15/14	BB-	50,000	51,500
Sun Healthcare Group, Inc.
9.13% due 04/15/15	CCC+	50,000	48,250
United Surgical Partners International
8.88% due 05/01/17	CCC+	50,000	47,000
Vanguard Health Holding Co. II LLC
9.00% due 10/01/14	CCC+	25,000	24,063
			319,250
Health Care Supplies — 0.2%
VWR Funding, Inc.
10.25% due 07/15/15 PIK	B-	25,000	23,250

Health Care Technology — 0.2%
Trizetto Group
1.13% due 04/15/12 (b)	NR†	25,000	24,250

Life Sciences Tools & Services — 0.4%
Millipore Corp.
3.75% due 06/01/26 (b)	BB-	50,000	51,188

Pharmaceuticals — 1.7%
Alza Corp.
0.00% due 07/28/20 (b)(d)	AAA	75,000	66,844
Teva Pharmaceutical Finance Co. BV
1.75% due 02/01/26 (b)	BBB+	50,000	56,562
Warner Chilcott Corp.
8.75% due 02/01/15	B-	32,000	32,000
Wyeth
3.58% due 01/15/24 (b)(e)	A+	50,000	50,149
			205,555
Total Health Care			934,680

Industrials — 13.2%
Aerospace & Defense — 3.3%
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	98,000
2.00% due 02/01/26 (b)(c)	BB-	50,000	56,313
Esterline Technologies Corp.
6.63% due 03/01/17	BB	25,000	25,000
Honeywell International, Inc.
5.30% due 03/01/18	A	50,000	51,237
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	24,438
3.00% due 08/01/35 (b)	BB+	50,000	62,437
Lockheed Martin Corp.
2.85% due 08/15/33 (b)(e)	A-	60,000	82,176
			399,601
Commercial Services & Supplies — 4.8%
Aleris International, Inc.
10.00% due 12/15/16	B-	45,000	28,575
Aramark Corp.
8.50% due 02/01/15	B	25,000	25,063
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.63% due 05/15/14	BB-	100,000	86,250
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	49,812
CRA International, Inc.
2.88% due 06/15/34 (b)	NR†	45,000	46,350

Deluxe Corp.
7.38% due 06/01/15	BB-	50,000	46,625
FTI Consulting, Inc.
3.75% due 07/15/12 (b)	B+	50,000	120,375
7.75% due 10/01/16	BB-	50,000	51,750
Hertz Corp.
8.88% due 01/01/14	BB-	75,000	71,062
RSC Equipment Rental, Inc.
9.50% due 12/01/14	B-	50,000	41,750
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	20,375
			587,987
Electrical Equipment — 2.5%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	74,250
Belden CDT, Inc.
7.00% due 03/15/17	BB-	50,000	48,250
Emerson Electric Co.
5.25% due 10/15/18	A	100,000	101,782
Roper Industries, Inc.
1.48% due 01/15/34 (a)(b)	BB+	100,000	74,625
			298,907
Industrial Conglomerates — 1.2%
Mueller Water Products, Inc.
7.38% due 06/01/17	B	50,000	43,125
Park-Ohio Industries, Inc.
8.38% due 11/15/14	B-	75,000	59,250
RBS Global, Inc. and Rexnord Corp.
9.50% due 08/01/14	B-	50,000	46,750
			149,125
Machinery — 0.8%
Actuant Corp.
6.88% due 06/15/17 (c)	BB-	25,000	24,688
Dresser-Rand Group, Inc.
7.38% due 11/01/14	BB-	22,000	21,560
Gardner Denver, Inc.
8.00% due 05/01/13	B	50,000	49,500
			95,748
Road & Rail — 0.2%
Ashtead Capital, Inc.
9.00% due 08/15/16 (c)	B	25,000	20,250

Trading Companies & Distributors — 0.4%
Interline Brands, Inc.
8.13% due 06/15/14	B+	50,000	47,750
Total Industrials			1,599,368

Information Technology — 3.5%
Communications Equipment — 0.2%
MasTec, Inc.
7.63% due 02/01/17	B+e	25,000	21,750

Computers & Peripherals — 0.2%
EMC Corp.
1.75% due 12/01/11 (b)	BBB+	25,000	29,406

Internet Software & Services — 0.4%
Equinix, Inc.
2.50% due 04/15/12 (b)	CCC+	50,000	44,813

IT Services — 1.0%
Ceridian Corp.
11.25% due 11/15/15 (c)	CCC+	25,000	21,375
SunGard Data Systems, Inc.
9.13% due 08/15/13	B+	75,000	75,750
10.25% due 08/15/15	B-	25,000	25,125
			122,250
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.
7.75% due 11/01/12	B	50,000	40,500
Cypress Semiconductor Corp.
1.00% due 09/15/09 (b)	NR†	10,000	11,863
Freescale Semiconductor, Inc.
8.88% due 12/15/14	B-	25,000	19,562
Intel Corp.
2.95% due 12/15/35 (b)	A-	25,000	24,531
			96,456
Software — 0.9%
Serena Software, Inc.
10.38% due 03/15/16	CCC+	25,000	23,031
Symantec Corp.
0.75% due 06/15/11 (b)	NR†	50,000	53,250
Vangent, Inc.
9.63% due 02/15/15	B-	50,000	40,125
			116,406
Total Information Technology			431,081

Materials — 7.3%
Chemicals — 2.2%
Equistar Chemicals LP
7.55% due 02/15/26	B+	25,000	16,000
Hercules, Inc.
6.75% due 10/15/29	BB+	125,000	117,500
Huntsman LLC
11.50% due 07/15/12	B+	27,000	28,755
MacDermid, Inc.
9.50% due 04/15/17 (c)	CCC+	25,000	22,375
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	BB+	50,000	48,500
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	BB-	30,000	29,100
			262,230
Containers & Packaging — 2.4%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	129,000
Graphic Packaging International Corp.
9.50% due 08/15/13	B-	75,000	72,000
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	B-	65,000	55,900
Vitro SAB de CV
9.13% due 02/01/17	B	50,000	41,500
			298,400
Metals & Mining — 1.4%
Allegheny Ludlum Corp.
6.95% due 12/15/25	BBB-	25,000	25,125
Freeport-McMoran Copper & Gold, Inc.
8.25% due 04/01/15	BBB-	50,000	52,750
Newmont Mining Corp.
1.25% due 07/15/14 (b)	BBB+	40,000	48,600
Noranda Aluminium Acquisition Corp.
8.74% due 05/15/15 (c) PIK	B-	50,000	39,250
			165,725

Paper & Forest Products — 1.3%
Abitibi-Consolidated, Inc.
13.75% due 04/01/11 (c)	B+	25,000	25,563
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	130,000	129,837
			155,400
Total Materials			881,755

Telecommunication Services — 5.8%
Diversified Telecommunication Services — 4.5%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	93,750
Nordic Telephone Co. Holdings
8.88% due 05/01/16 (c)	B	100,000	97,000
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	200,000	200,000
Qwest Communications International, Inc.
3.50% due 11/15/25 (b)	B+	20,000	20,550
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	70,687
Windstream Corp.
7.00% due 03/15/19	BB	75,000	65,250
			547,237
Wireless Telecommunication Services — 1.3%
Centennial Communications Corp.
10.00% due 01/01/13	CCC+	50,000	46,500
Hellas Telecommunications Luxembourg II
10.01% due 01/15/15 (c)(e)	CCC+	25,000	17,875
Intelsat Subsidiary Holdings Co., Ltd.
8.25% due 01/15/13	BB-	25,000	25,188
IPCS, Inc.
6.49% due 05/01/14 PIK	CCCe	50,000	38,500
NII Holdings, Inc.
2.75% due 08/15/25 (b)	NR†	25,000	24,750
			152,813
Total Telecommunication Services			700,050

U.S. Government — 17.2%
U.S. Government Agencies — 12.9%
Federal Home Loan Mortgage Corp.
5.13% due 04/18/11	AAA	250,000	266,998
Federal National Mortgage Assn.
5.50% due 02/01/38	AAA	99,624	100,664
6.00% due 01/01/33	AAA	31,702	32,675
6.00% due 03/01/33	AAA	166,284	171,385
6.00% due 05/01/33	AAA	189,387	195,197
6.00% due 04/01/35	AAA	62,216	63,954
6.00% due 03/01/36	AAA	73,532	75,411
6.00% due 02/01/37	AAA	86,132	88,333
6.00% due 04/01/37	AAA	233,875	239,794
6.00% due 06/01/37	AAA	99,103	101,611
6.50% due 05/01/35	AAA	44,826	46,576
6.50% due 02/01/36	AAA	106,173	110,172
6.50% due 06/01/36	AAA	69,107	71,637
			1,564,407
U.S. Treasury Notes — 4.3%
United States Treasury Note
3.63% due 12/31/12	AAA	500,000	526,836
Total U.S. Government			2,091,243

Utilities — 8.2%
Electric Utilities — 5.4%
Commonwealth Edison Co.
5.80% due 03/15/18	BBB	30,000	29,842
Duke Energy Carolinas LLC
5.38% due 01/01/09	A-	100,000	101,341
Edison Mission Energy
7.00% due 05/15/17	BB-	50,000	49,750
7.75% due 06/15/16	BB-	100,000	103,000
Midamerican Energy Co.
5.30% due 03/15/18	A-	20,000	19,984
Nevada Power Co.
5.88% due 01/15/15	BB+	100,000	98,049
Reliant Energy, Inc.
7.88% due 06/15/17	B	50,000	49,750
Texas Competitive Electric Holdings Co. LLC
10.25% due 11/01/15 (c)	CCCe	50,000	49,813
Virginia Electric & Power Co.
4.50% due 12/15/10	A-	150,000	153,919
			655,448
Gas Utilities — 0.4%
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
6.88% due 11/01/14	B	30,000	28,350
8.50% due 07/15/16	B	25,000	25,188
			53,538
Independent Power Producers & Energy Traders — 1.6%
AES Corp.
8.00% due 10/15/17	BB-	25,000	25,312
Mirant Americas Generation, Inc.
9.13% due 05/01/31	B-	100,000	90,750
Mirant North America LLC
7.38% due 12/31/13	B-	25,000	25,250
NRG Energy, Inc.
7.38% due 02/01/16	B	50,000	49,000
			190,312
Multi-Utilities — 0.8%
Dynegy Holdings, Inc.
8.38% due 05/01/16	B	100,000	99,000
Total Utilities			998,298

Total Fixed Income Investments
(Cost —$11,996,121)			11,587,387

		Shares
Convertible Preferred Stocks — 3.7%
Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp.		350	40,796
El Paso Corp.		50	67,875
			108,671

Financials — 0.7%
Capital Markets — 0.2%
Lehman Brothers Holdings, Inc.		800	20,192

Diversified Financial Services — 0.2%
Bank of America Corp.		25	25,656

Insurance — 0.3%
Metlife, Inc.		1,000	29,750
Total Financials			75,598

Health Care — 0.2%
Pharmaceuticals — 0.2%
Mylan, Inc.
	30	25,931

Utilities — 1.9%
Electric Utilities — 0.7%
PNM Resources, Inc.	3,500	82,950

Multi-Utilities — 1.2%
CMS Energy Corp.	1,000	71,813
Williams Cos., Inc	500	77,187
		149,000
Total Utilities		231,950

Total Convertible Preferred Stocks
(Cost—$485,044)		442,150

	Principal Amount
Short-Term Securities — 0.5%
Repurchase Agreement ** — 0.5%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $62,699 (Cost—$62,695)	$62,695	62,695

Total Investments — 99.6%
(Cost—$12,543,860)		12,092,232
Other Assets Less Liabilities — 0.4%		51,902
Net Assets — 100.0%		$12,144,134

†	Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.
**

The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008.
(b)	Convertible bond.
(c)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Zero coupon security - rate disclosed is yield as of March 31, 2008.
(e)	Floating / Variable rate bond. Rate disclosed is as of March 31, 2008.

Glossary:

PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

See Notes to Schedule of Investments.

Roszel/ Lord Abbett Bond Debenture Portfolio
Other Assets Less Liabilities — 1.2%	164,681
Net Assets — 100%	13,813,681

MLIG Variable Insurance Trust—
Roszel/BlackRock Relative Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—5.5%
Media—2.4%
CBS Corp. (Class B)	7,785	$171,893

Specialty Retail —1.4%
Home Depot, Inc.	3,450	96,496

Textiles, Apparel & Luxury Goods—1.7%
Hanesbrands, Inc. *	4,170	121,764
Total Consumer Discretionary		390,153

Consumer Staples—8.3%
Beverages—3.9%
PepsiCo, Inc.	3,875	279,775

Food & Staples Retailing—4.4%
Wal-Mart Stores, Inc.	5,865	308,968
Total Consumer Staples		588,743

Energy—14.2%
Energy Equipment & Services—3.1%
Halliburton Co.	1,900	74,727
Schlumberger Ltd.	1,660	144,420
		219,147

Oil, Gas & Consumable Fuels—11.1%
Chevron Corp.	2,290	195,474
ConocoPhillips	1,400	106,694
Exxon Mobil Corp.	3,460	292,647
Marathon Oil Corp.	4,150	189,240
		784,055
Total Energy		1,003,202

Financials—27.7%
Capital Markets—2.0%
Lehman Brothers Holdings, Inc.	3,785	142,467

Commercial Banks—5.7%
U.S. Bancorp	6,775	219,239
Wachovia Corp.	6,720	181,440
		400,679

Consumer Finance—2.7%
American Express Co.	4,320	188,871

Diversified Financial Services—6.8%
Bank of America Corp.	6,350	240,729
JPMorgan Chase & Co.	5,670	243,526
		484,255

Insurance—7.9%
American International Group, Inc.	5,350	231,387
Hartford Financial Services Group, Inc.	2,580	195,487

Travelers Cos., Inc. (The)	2,850	136,373
		563,247

Thrifts & Mortgage Finance—2.6%
Federal National Mortgage Assn.	7,035	185,161
Total Financials		1,964,680

Health Care—7.7%
Health Care Equipment & Supplies—1.0%
Baxter International, Inc.	1,265	73,143

Pharmaceuticals—6.7%
Abbott Laboratories	4,155	229,148
Bristol-Myers Squibb Co.	11,350	241,755
		470,903
Total Health Care		544,046

Industrials—11.5%
Aerospace & Defense—3.2%
Honeywell International, Inc.	4,060	229,065

Air Freight & Logistics—3.7%
United Parcel Service, Inc. (Class B)	3,600	262,872

Industrial Conglomerates—4.6%
General Electric Co.	8,755	324,023
Total Industrials		815,960

Information Technology—15.1%
Communications Equipment—3.4%
Cisco Systems, Inc. *	10,065	242,466

Office Electronics—3.7%
Xerox Corp.	17,505	262,050

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	12,905	273,328

Software—4.1%
Microsoft Corp.	10,275	291,604
Total Information Technology		1,069,448

Materials—3.0%
Chemicals—3.0%
E.l. Du Pont de Nemours & Co.	4,475	209,251

Telecommunication Services—2.5%
Diversified Telecommunication Services—2.5%
Verizon Communications, Inc.	4,960	180,792

Utilities—2.6%
Electric Utilities—2.6%
FPL Group, Inc.	2,966	186,087

Total Common Stocks (Cost—$6,841,515)		6,952,362

	Principal Amount
Short-Term Securities—1.1%
Repurchase Agreement**—1.1%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $80,219 (Cost—$80,214)	$80,214	80,214

Total Investments—99.2% (Cost $6,921,729)		7,032,576
Other Assets Less Liabilities—0.8%		57,619
Net Assets—100.0%		$7,090,195

*	Non-income producing security
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments

Roszel/BlackRock Relative Value
Other Assets Less Liabilities — 0.8%	57,619
Net Assets 100.0%	7,090,195

MLIG Variable Insurance Trust —
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.1%
Consumer Discretionary — 7.5%
Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	294	$16,396
Starbucks Corp. *	467	8,173
		24,569
Media — 2.8%
McGraw-Hill Cos., Inc. (The)	524	19,362
News Corp. (Class A)	1,019	19,106
		38,468
Multiline Retail — 1.2%
Target Corp.	334	16,927

Specialty Retail — 1.7%
Home Depot, Inc.	600	16,782
Lowe’s Cos., Inc.	253	5,804
		22,586
Total Consumer Discretionary		102,550

Consumer Staples — 23.0%
Beverages — 7.4%
Anheuser-Busch Cos., Inc.	291	13,808
Coca-Cola Co. (The)	815	49,609
PepsiCo, Inc.	520	37,544
		100,961
Food & Staples Retailing — 4.1%
SYSCO Corp.	359	10,418
Wal-Mart Stores, Inc.	306	16,120
Walgreen Co.	621	23,654
Whole Foods Market, Inc.	176	5,803
		55,995
Food Products — 2.7%
Nestle SA, ADR (Registered)	299	37,360

Household Products — 3.3%
Procter & Gamble Co.	656	45,966

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The)	330	15,130

Tobacco — 4.4%
Altria Group, Inc.	838	18,604
Philip Morris International, Inc. *	838	42,386
		60,990
Total Consumer Staples		316,402

Energy — 18.9%
Energy Equipment & Services — 3.3%
Halliburton Co.	377	14,827

National Oilwell Varco, Inc. *	115	6,714
Transocean, Inc. *	83	11,221
Weatherford International Ltd. *	176	12,755
		45,517
Oil, Gas & Consumable Fuels — 15.6%
BP plc, ADR	188	11,402
Chevron Corp.	214	18,267
ConocoPhillips	519	39,553
Exxon Mobil Corp.	914	77,306
Occidental Petroleum Corp.	230	16,829
Patriot Coal Corp. *	26	1,222
Peabody Energy Corp.	248	12,648
Royal Dutch Shell plc, ADR	191	13,175
Total SA, ADR	315	23,313
		213,715
Total Energy		259,232

Financials — 11.1%
Capital Markets — 1.4%
Ameriprise Financial, Inc.	172	8,918
Morgan Stanley	225	10,283
		19,201
Commercial Banks — 1.5%
HSBC Holdings plc, ADR	243	19,999

Consumer Finance — 1.4%
American Express Co.	450	19,674

Diversified Financial Services — 5.0%
Bank of America Corp.	580	21,988
Citigroup, Inc.	1,208	25,875
JPMorgan Chase & Co.	480	20,616
		68,479
Insurance — 1.8%
American International Group, Inc.	216	9,342
Prudential Financial, Inc.	196	15,337
		24,679
Total Financials		152,032

Health Care — 9.1%
Health Care Equipment & Supplies — 0.7%
Medtronic, Inc.	189	9,142

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.*	129	7,332

Pharmaceuticals — 7.9%
Abbott Laboratories	509	28,071
Eli Lilly & Co.	241	12,433
Johnson & Johnson	696	45,150
Merck & Co., Inc.	295	11,195
Pfizer, Inc.	535	11,198
		108,047
Total Health Care		124,521

Industrials — 11.5%
Aerospace & Defense — 1.5%
United Technologies Corp.	297	20,440

Construction & Engineering — 1.0%
Fluor Corp.	100	14,116

Electrical Equipment — 2.6%
ABB Ltd., ADR	511	13,756
Emerson Electric Co.	424	21,819
		35,575
Industrial Conglomerates — 5.2%
General Electric Co.	1,644	60,844
McDermott International, Inc. *	200	10,964
		71,808
Machinery — 1.2%
Caterpillar, Inc.	205	16,050
Total Industrials		157,989

Information Technology — 11.0%
Communications Equipment — 1.6%
Cisco Systems, Inc. *	654	15,755
Qualcomm, Inc.	148	6,068
		21,823
Computers & Peripherals — 1.2%
Apple, Inc. *	110	15,785

IT Services — 1.2%
Automatic Data Processing, Inc.	396	16,786

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	2,070	43,842
Microchip Technology, Inc.	196	6,415
Texas Instruments, Inc.	525	14,842
		65,099
Software — 2.3%
Microsoft Corp.	1,117	31,701
Total Information Technology		151,194

Materials — 3.0%
Chemicals — 1.3%
Praxair, Inc.	210	17,688

Metals & Mining — 1.7%
Rio Tinto plc, ADR	57	23,475
Total Materials		41,163

Utilities — 1.0%
Electric Utilities — 1.0%
Entergy Corp.	65	7,090
Exelon Corp.	90	7,315
Total Utilities		14,405

Total Common Stocks (Cost—$1,231,222)		1,319,488

	Principal
	Amount
Short-Term Securities — 4.4%
Repurchase Agreement ** — 4.4%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $61,342 (Cost—$61,338)	$61,338	61,338

Total Investments — 100.5% (Cost $1,292,560)		1,380,826
Liabilities in Excess of Other Assets — (0.5)%		(7,548)
Net Assets —100.0%		$1,373,278

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel/Fayez Sarofim Large Cap Growth
Other Liabilities in Excess of Assets — (1.1)%	(17,008)
Net Assets 100.0%	1,562,613

MLIG Variable Insurance Trust —
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.5%
Consumer Discretionary — 12.3%
Auto Components — 1.7%
Johnson Controls, Inc.	428	$14,466

Automobiles — 2.2%
Toyota Motor Corp., ADR	185	18,665

Hotels, Restaurants & Leisure — 1.3%
Wynn Resorts Ltd.	105	10,567

Household Durables — 1.0%
Garmin Ltd.	160	8,642

Internet & Catalog Retail — 3.1%
Amazon.Com, Inc.*	360	25,668

Media — 1.1%
Time Warner, Inc.	660	9,253

Textiles, Apparel & Luxury Goods — 1.9%
Polo Ralph Lauren Corp.	280	16,321
Total Consumer Discretionary		103,582

Consumer Staples — 7.1%
Beverages — 1.3%
Coca-Cola Co. (The)	180	10,956

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	210	13,644

Food Products — 1.7%
WM. Wrigley Jr. Co.	230	14,453

Personal Products — 2.4%
Estee Lauder Cos., Inc. (The)	440	20,174
Total Consumer Staples		59,227

Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Apache Corp.	90	10,874
Denbury Resources, Inc.*	690	19,699
Occidental Petroleum Corp.	140	10,244
Total Energy		40,817

Financials — 17.7%
Capital Markets — 8.5%
Charles Schwab Corp. (The)	973	18,322
Goldman Sachs Group, Inc. (The)	113	18,689
Lehman Brothers Holdings, Inc.	535	20,138
TD Ameritrade Holding Corp.*	840	13,868
		71,017
Consumer Finance — 2.3%
American Express Co.	445	19,455

Diversified Financial Services — 5.8%
CME Group, Inc.	54	25,332
JPMorgan Chase & Co.	280	12,026
Nasdaq Stock Market, Inc. (The) *	290	11,211
		48,569

Thrifts & Mortgage Finance — 1.1%
Federal National Mortgage Association	360	9,475
Total Financials		148,516

Health Care — 12.6%
Biotechnology — 4.2%
Celgene Corp. *	190	11,645
Genentech, Inc. *	188	15,262
Gilead Sciences, Inc. *	170	8,760
		35,667
Health Care Equipment & Supplies — 1.0%
Hologic, Inc. *	150	8,340

Health Care Providers & Services — 1.0%
McKesson Corp.	170	8,903

Life Sciences Tools & Services — 3.4%
Illumina, Inc. *	190	14,421
Thermo Fisher Scientific, Inc.*	245	13,926
		28,347
Pharmaceuticals — 3.0%
Abbott Laboratories	300	16,545
Merck & Co., Inc.	220	8,349
		24,894
Total Health Care		106,151

Industrials — 7.7%
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	95	9,433

Air Freight & Logistics — 1.1%
United Parcel Service, Inc. Class B	130	9,493

Airlines — 1.5%
AMR Corp. *	1,385	12,493

Construction & Engineering — 1.4%
Shaw Group, Inc. (The) *	240	11,314

Heavy Electrical Equipment — 2.6%
ABB Ltd.	810	21,805
Total Industrials		64,538

Information Technology — 27.9%
Communications Equipment — 10.7%
JDS Uniphase Corp.*	1,672	22,388
Juniper Networks, Inc. *	998	24,950
Qualcomm, Inc.	790	32,390
Research In Motion Ltd. *	90	10,101
		89,829
Computers & Peripherals — 4.8%
Apple, Inc. *	65	9,327
NetApp, Inc. *	905	18,145
SanDisk Corp. *	580	13,091
		40,563
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc. *	1,817	10,702
Lam Research Corp. *	440	16,817
		27,519
Software — 9.1%
Electronic Arts, Inc. *	320	15,975
McAfee, Inc. *	290	9,596
Red Hat, Inc. *	990	18,206

Salesforce.com, Inc. *	285	16,493
VMware, Inc., Class A *	365	15,629
		75,899
Total Information Technology		233,810

Materials — 1.9%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	173	15,916

Telecommunication Services — 4.3%
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	450	17,235
Verizon Communications, Inc.	520	18,954
Total Telecommunication Services		36,189

Utilities — 2.1%
Electric Utilities — 2.1%
Exelon Corp.	220	17,879

Total Common Stocks (Cost—$900,516)		826,625

	Principal Amount
Short-Term Securities — 1.7%
Repurchase Agreement ** — 1.7%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $14,347 (Cost—$14,346)	$14,346	14,346

Total Investments — 100.2% (Cost $914,862)		840,971
Liabilities in Excess of Other Assets — (0.2)%		(1,504)
Net Assets —100.0%		$839,467

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel/Alliance Large Cap Core
Other Liabilities in Excess of Assets — (7.9)%	(82,872)
Net Assets 100.0%	1,050,275

MLIG Variable Insurance Trust—
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.1%
Consumer Discretionary — 11.4%
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	175	$9,760

Internet & Catalog Retail — 3.6%
Amazon.Com, Inc.*	134	9,554
priceline.com, Inc. *	104	12,569
		22,123
Specialty Retail — 3.3%
TJX Cos., Inc.	311	10,285
Urban Outfitters, Inc. *	323	10,126
		20,411
Textiles, Apparel & Luxury Goods — 2.9%
Nike, Inc. (Class B)	132	8,976
VF Corp.	121	9,379
		18,355
Total Consumer Discretionary		70,649

Consumer Staples — 6.1%
Beverages — 3.9%
Coca-Cola Co. (The)	397	24,165

Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc.	255	13,434
Total Consumer Staples		37,599

Energy — 9.5%
Energy Equipment & Services — 2.9%
Transocean, Inc. *	131	17,711

Oil, Gas & Consumable Fuels — 6.6%
EOG Resources, Inc.	75	9,000
Southwestern Energy Co. *	280	9,433
XTO Energy, Inc.	366	22,641
		41,074
Total Energy		58,785

Financials — 9.5%
Capital Markets — 5.7%
Charles Schwab Corp. (The)	483	9,095
Goldman Sachs Group, Inc. (The)	60	9,923
State Street Corp.	116	9,164
T. Rowe Price Group, Inc.	146	7,300
		35,482
Diversified Financial Services — 3.8%
CME Group, Inc.	33	15,480
Intercontinental Exchange, Inc. *	60	7,830
		23,310
Total Financials		58,792

Health Care — 15.6%
Biotechnology — 5.4%
Celgene Corp. *	138	8,458
Genzyme Corp. *	102	7,603
Gilead Sciences, Inc. *	337	17,366
		33,427
Health Care Equipment & Supplies — 6.4%
CR Bard, Inc.	95	9,158
Hologic, Inc. *	168	9,341
Intuitive Surgical, Inc. *	42	13,622
Stryker Corp.	115	7,481
		39,602
Health Care Providers & Services — 1.4%
Express Scripts, Inc. *	130	8,361

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.*	100	5,684

Pharmaceuticals — 1.5%
Allergan, Inc.	166	9,361
Total Health Care		96,435

Industrials — 9.9%
Aerospace & Defense — 1.4%
Precision Castparts Corp.	86	8,779

Electrical Equipment — 1.8%
First Solar, Inc. *	49	11,326

Machinery — 5.2%
AGCO Corp. *	158	9,461
Deere & Co.	141	11,342
Flowserve Corp.	112	11,691
		32,494
Road & Rail — 1.5%
CSX Corp.	162	9,083
Total Industrials		61,682

Information Technology — 27.1%
Communications Equipment — 5.8%
Cisco Systems, Inc. *	333	8,022
Corning, Inc.	335	8,053
Juniper Networks, Inc. *	365	9,125
Qualcomm, Inc.	256	10,496
		35,696
Computers & Peripherals — 5.8%
Apple, Inc. *	148	21,238
International Business Machines Corp.	126	14,508
		35,746
Electronic Equipment & Instruments — 0.8%
Dolby Laboratories, Inc. (Class A) *	144	5,221

Internet Software & Services — 1.2%
Google, Inc. (Class A) *	17	7,488

IT Services — 6.1%
Cognizant Technology Solutions Corp., (Class A) *	278	8,015
Mastercard, Inc. (Class A)	77	17,170
Visa, Inc., (Class A) *	202	12,597
		37,782
Semiconductors & Semiconductor Equipment — 2.5%
MEMC Electronic Materials, Inc. *	217	15,385

Software — 4.9%
Activision, Inc. *	426	11,634
Oracle Corp. *	721	14,103
Salesforce.com, Inc. *	83	4,803
		30,540
Total Information Technology		167,858

Materials — 7.0%
Chemicals — 4.4%
Monsanto Co.	245	27,318

Containers & Packaging — 1.4%
Owens-Illinois, Inc. *	154	8,690

Metals & Mining — 1.2%
Steel Dynamics, Inc.	226	7,467
Total Materials		43,475

Total Common Stocks (Cost—$602,400)		595,275

	Principal
	Amount
Short-Term Securities — 0.8%
Repurchase Agreement ** — 0.8%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $4,732 (Cost—$4,732)	$4,732	4,732

Total Investments — 96.9% (Cost $607,132)		600,007
Other Assets Less Liabilities — 3.1%		19,161
Net Assets — 100.0%		$619,168

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Assets Less Liabilities — 3.1%	19,161
Net Assets 100.0%	619,168

MLIG Variable Insurance Trust—
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.8%
Consumer Discretionary — 12.1%
Media — 3.2%
McGraw-Hill Cos., Inc. (The)	1,950	$72,052
Walt Disney Co. (The)	3,200	100,416
		172,468
Multiline Retail — 2.0%
Kohl’s Corp. *	2,500	107,225

Specialty Retail — 3.1%
Best Buy Co., Inc.	1,800	74,628
Staples, Inc.	3,950	87,335
		161,963
Textiles, Apparel & Luxury Goods — 3.8%
Coach, Inc. *	3,100	93,465
Nike, Inc. (Class B)	1,600	108,800
		202,265
Total Consumer Discretionary		643,921

Consumer Staples — 10.3%
Beverages — 2.5%
PepsiCo, Inc.	1,880	135,736

Food & Staples Retailing — 2.1%
Walgreen Co.	2,900	110,461

Household Products — 3.3%
Procter & Gamble Co.	2,525	176,927

Personal Products — 2.4%
Estee Lauder Cos., Inc. (The)	2,790	127,921
Total Consumer Staples		551,045

Energy — 8.7%
Energy Equipment & Services — 4.4%
Baker Hughes, Inc.	1,700	116,450
Halliburton Co.	3,000	117,990
		234,440
Oil, Gas & Consumable Fuels — 4.3%
Apache Corp.	730	88,199
Total SA, ADR	1,900	140,619
		228,818
Total Energy		463,258

Financials — 6.5%
Capital Markets — 3.1%
Lehman Brothers Holdings, Inc.	1,700	63,988
State Street Corp.	1,300	102,700
		166,688
Consumer Finance — 1.8%
American Express Co.	2,200	96,184

Insurance — 1.6%
American International Group, Inc.	1,900	82,175
Total Financials		345,047

Health Care — 17.3%
Biotechnology — 5.0%
Celgene Corp. *	2,050	125,645
Gilead Sciences, Inc. *	2,700	139,131
		264,776
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	1,950	112,749

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.*	1,900	107,996

Pharmaceuticals — 8.2%
Abbott Laboratories	2,700	148,905
Bristol-Myers Squibb Co.	4,700	100,110
Novartis AG, ADR	1,900	97,337
Teva Pharmaceutical Industries Ltd., ADR	1,950	90,070
		436,422
Total Health Care		921,943

Industrials — 11.1%
Aerospace & Defense — 2.6%
United Technologies Corp.	2,000	137,640

Commercial Services & Supplies — 1.2%
Cintas Corp.	2,300	65,642

Electrical Equipment — 2.0%
Rockwell Automation, Inc.	1,900	109,098

Industrial Conglomerates — 5.3%
3M Co.	1,400	110,810
General Electric Co.	4,600	170,246
		281,056
Total Industrials		593,436

Information Technology — 27.3%
Communications Equipment — 7.5%
Cisco Systems, Inc. *	9,175	221,026
Motorola, Inc.	5,900	54,870
Qualcomm, Inc.	3,100	127,100
		402,996
Computers & Peripherals — 6.1%
Apple, Inc. *	1,070	153,545
International Business Machines Corp.	1,510	173,861
		327,406
Semiconductors & Semiconductor Equipment — 5.2%
Intel Corp.	7,450	157,791
Texas Instruments, Inc.	4,200	118,734
		276,525
Software — 8.5%
Electronic Arts, Inc. *	2,100	104,832
Microsoft Corp.	8,000	227,040
Oracle Corp. *	6,100	119,316
		451,188
Total Information Technology		1,458,115

Materials — 1.5%
Metals & Mining — 1.5%
BHP Billiton Ltd., ADR	1,200	79,020
Total Common Stocks (Cost—$4,967,817)		5,055,785

	Principal
	Amount
Short-Term Securities — 5.3%
Repurchase Agreement ** — 5.3%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $283,758 (Cost—$283,739)	$283,739	283,739

Total Investments — 100.1% (Cost $5,251,556)		5,339,524
Liabilities in Excess of Other Assets — (0.1)%		(7,640)
Net Assets — 100.0%		$5,331,884

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Liabilities in Excess of Assets — (0.1)%	(7,640)
Net Assets 100.0%	5331884

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—82.1%
Consumer Discretionary — 11.8%
Automobiles — 1.7%
Toyota Motor Corp., ADR	12,857	$1,297,142

Hotels, Restaurants & Leisure — 10.1%
Las Vegas Sands Corp.*	19,961	1,469,928
McDonald’s Corp.	55,350	3,086,869
MGM Mirage *	1,192	70,054
Starbucks Corp. *	7,672	134,260
Wynn Resorts Ltd.	14,168	1,425,868
Yum! Brands, Inc.	37,276	1,387,040
		7,574,019
Total Consumer Discretionary		8,871,161

Consumer Staples — 5.4%
Beverages — 1.9%
Coca-Cola Co. (The)	15,957	971,302
Heineken NV, ADR	17,748	512,030
		1,483,332

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	5,906	383,713
CVS Caremark Corp.	41,236	1,670,470
Tesco plc, ADR	25,234	569,532
		2,623,715
Total Consumer Staples		4,107,047

Energy — 10.3%
Energy Equipment & Services — 7.5%
Cameron International Corp.*	25,236	1,050,827
FMC Technologies, Inc. *	2,949	167,769
Schlumberger Ltd.	25,554	2,223,198
Transocean, Inc. *	14,594	1,973,109
Weatherford International Ltd. *	2,818	204,220
		5,619,123

Oil, Gas & Consumable Fuels — 2.8%
Petroleo Brasileiro SA, ADR	20,744	2,118,170
Total Energy		7,737,293

Financials — 7.3%
Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	12,115	2,003,700

Commercial Banks — 2.1%
Wells Fargo & Co.	54,334	1,581,119

Diversified Financial Services — 2.6%
JPMorgan Chase & Co.	45,286	1,945,034
Total Financials		5,529,853

Health Care — 7.0%
Biotechnology — 2.4%
Genentech, Inc. *	22,450	1,822,491

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	58,033	1,994,014

Pharmaceuticals — 2.0%
Merck & Co., Inc.	38,796	1,472,308
Total Health Care		5,288,813

Industrials — 17.1%
Aerospace & Defense — 7.3%
General Dynamics Corp.	22,157	1,847,229
Honeywell International, Inc.	6,951	392,175
Lockheed Martin Corp.	23,115	2,295,320
Precision Castparts Corp.	9,700	990,176
		5,524,900

Construction & Engineering — 2.6%
Jacobs Engineering Group, Inc.*	26,802	1,972,359

Industrial Conglomerates — 2.6%
General Electric Co.	40,626	1,503,568
McDermott International, Inc. *	8,513	466,683
		1,970,251

Machinery — 0.5%
Deere & Co.	4,485	360,774

Road & Rail — 4.1%
Norfolk Southern Corp.	12,476	677,696
Union Pacific Corp.	18,942	2,374,948
		3,052,644
Total Industrials		12,880,928

Information Technology — 7.9%
Communications Equipment — 0.7%
Qualcomm, Inc.	13,535	554,935

Internet Software & Services — 3.1%
Google, Inc. (Class A) *	5,244	2,309,825

IT Services — 4.1%
Mastercard, Inc. (Class A)	13,998	3,121,414
Total Information Technology		5,986,174

Materials — 7.1%
Chemicals — 7.1%
Air Products & Chemicals, Inc.	11,651	1,071,892
Monsanto Co.	22,507	2,509,530
Praxair, Inc.	21,387	1,801,427
Total Materials		5,382,849

Telecommunication Services — 8.2%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	47,560	1,821,548

Wireless Telecommunication Services — 5.8%
America Movil SA de CV, ADR	34,294	2,184,185
China Mobile Ltd., ADR	28,617	2,146,561
		4,330,746
Total Telecommunication Services		6,152,294

Total Common Stocks (Cost—$58,923,749)		61,936,412

	Principal Amount
Short-Term Securities — 11.3%
Repurchase Agreement **—11.3%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $8,496,765 (Cost—$8,496,201)	$8,496,201	8,496,201

Total Investments — 93.4% (Cost $67,419,950)		70,432,613
Other Assets Less Liabilities — 6.6%		4,987,518
Net Assets—100.0%		$75,420,131

* Non-income producing security

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt

See Notes to Schedule of Investments

Roszel/Marsico Large Cap Growth Portfolio
Other Assets Less Liabilities — 6.6%	4,987,518
Net Assets 100.0%	75,420,131

MLIG Variable Insurance Trust —
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.0%
Consumer Discretionary — 13.4%
Automobiles — 2.0%
Harley-Davidson, Inc.	1,000	$37,500

Household Durables — 4.4%
Black & Decker Corp.	600	39,660
Leggett & Platt, Inc.	2,800	42,700
		82,360
Leisure Equipment & Products — 2.5%
Mattel, Inc.	2,300	45,770

Media — 1.9%
Gannett Co., Inc.	1,200	34,860

Specialty Retail — 2.6%
Limited Brands, Inc.	2,800	47,880
Total Consumer Discretionary		248,370

Consumer Staples — 7.6%
Food & Staples Retailing — 2.4%
SUPERVALU, Inc.	1,500	44,970

Food Products — 2.6%
Corn Products International, Inc.	1,300	48,282

Tobacco — 2.6%
Reynolds American, Inc.	800	47,224
Total Consumer Staples		140,476

Energy — 9.1%
Energy Equipment & Services — 2.7%
Tidewater, Inc.	900	49,599

Oil, Gas & Consumable Fuels — 6.4%
Chesapeake Energy Corp.	900	41,535
Cimarex Energy Co.	800	43,792
Tesoro Corp.	1,100	33,000
		118,327
Total Energy		167,926

Financials — 27.5%
Commercial Banks — 7.5%
Associated Banc-Corp.	1,800	47,934
Comerica, Inc.	1,200	42,096
Keycorp	2,200	48,290
		138,320
Insurance — 15.0%
Lincoln National Corp.	800	41,600
Mercury General Corp.	1,000	44,310
Nationwide Financial Services	1,100	52,008
Protective Life Corp.	1,200	48,672
Reinsurance Group of America, Inc.	900	48,996
RenaissanceRe Holdings Ltd.	800	41,528
		277,114

Real Estate Investment Trusts (REITs) — 5.0%
Duke Realty Corp. REIT	2,000	45,620
Hospitality Properties Trust REIT	1,360	46,267
		91,887
Total Financials		507,321

Health Care — 1.7%
Pharmaceuticals — 1.7%
Biovail Corp.	2,900	30,885

Industrials — 14.4%
Building Products — 2.4%
Masco Corp.	2,200	43,626

Commercial Services & Supplies — 4.5%
Avery Dennison Corp.	900	44,325
RR Donnelley & Sons Co.	1,300	39,403
		83,728
Machinery — 4.9%
Ingersoll-Rand Co. Ltd. (Class A)	1,000	44,580
Parker Hannifin Corp.	650	45,026
		89,606
Road & Rail — 2.6%
Ryder Systems, Inc.	800	48,728
Total Industrials		265,688

Information Technology — 3.6%
Computers & Peripherals — 2.2%
Seagate Technology	1,900	39,786

Electronic Equipment & Instruments — 1.4%
Jabil Circuit, Inc.	2,800	26,488
Total Information Technology		66,274

Materials — 7.6%
Chemicals — 2.3%
PPG Industries, Inc.	700	42,357

Containers & Packaging — 2.4%
Sonoco Products Co.	1,600	45,808

Metals & Mining — 2.9%
Teck Cominco Ltd. (Class B)	1,300	53,248
Total Materials		141,413

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.5%
Windstream Corp.	3,900	46,605

Utilities — 7.6%
Gas Utilities — 2.6%
Atmos Energy Corp.	1,900	48,450

Multi-Utilities — 5.0%
NiSource, Inc.	2,800	48,272
SCANA Corp.	1,200	43,896
		92,168
Total Utilities		140,618

Total Common Stocks
(Cost—$2,013,680)		1,755,576

	Principal
	Amount
Short-Term Securities — 6.2%
Repurchase Agreement ** — 6.2%
Nomura Securities International, Inc., 2.39%, dated 03/31/08, due 04/01/08, total to be received $115,154 (Cost—$115,146)	$115,146	115,146

Total Investments — 101.2%
(Cost $2,128,826)		1,870,722
Liabilities in Excess of Other Assets — (1.2)%		(22,877)
Net Assets — 100.0%		$1,847,845

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

Roszel Lord Abbett Large Cap Value
Other Liabilities in Excess of Assets — (2.3)%	(51,079)
Net Assets 100.0%	2,186,820

MLIG Variable Insurance Trust

Notes to Schedules of Investments (Unaudited)

Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s board of trustees. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

If quotations are not readily available for a security, or if the Adviser or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Adviser may value the security using procedures approved by the Trust’s board of trustees that are designed to establish its “fair” value (“fair value procedures”). While the fair value procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Adviser relies on its fair value procedures the most in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-dollar securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined by the Adviser using the fair value procedures may be different from the last available quotation or other market price. The fair value procedures for securities of foreign issuers and/or non-dollar securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Adviser’s Valuation Committee under the fair value procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Adviser cannot assure that a security can be sold at the fair value assigned to it at any time.

Furthermore, in accordance with procedures adopted by the board of trustees, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

•	Level 1 —	Quoted prices in active markets for identical securities.
•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 —	Significant unobservable inputs (including Portfolios’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios’ investments carried at fair value:

Portfolio	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Roszel/Lord Abbett Large Cap Value Portfolio	$6,090,650	$5,973,581	$117,069	$—
Roszel/Davis Large Cap Value Portfolio	1,929,245	1,795,265	133,980	—
Roszel/BlackRock Relative Value Portfolio	7,032,576	6,952,362	80,214	—
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,380,826	1,319,488	61,338	—
Roszel/AllianceBernstein Large Cap Core Portfolio	840,971	826,625	14,346	—
Roszel/Loomis Sayles Large Cap Growth Portfolio	600,007	595,275	4,732	—
Roszel/Rittenhouse Large Cap Growth Portfolio	5,339,524	5,055,785	283,739	—
Roszel/Marsico Large Cap Growth Portfolio	70,432,613	61,936,412	8,496,201	—
Roszel/Allianz NFJ Mid Cap Value Portfolio	1,870,722	1,755,576	115,146	—
Roszel/Cadence Mid Cap Growth Portfolio	1,804,978	1,782,184	22,794	—
Roszel/NWQ Small Cap Value Portfolio	2,737,323	2,669,048	68,275	—
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,594,809	1,546,266	48,543	—
Roszel/Lazard International Portfolio	3,839,035	3,584,099	254,936	—
Roszel/JPMorgan International Equity Portfolio	3,050,778	129,666	2,921,112	—
Roszel/Lord Abbett Government Securities Portfolio	7,264,347	—	7,264,347	—
Roszel/BlackRock Fixed-Income Portfolio	9,957,751	—	9,957,751	—
Roszel/Lord Abbett Affiliated Portfolio	53,033,642	50,351,471	2,682,171	—
Roszel/Allianz CCM Capital Appreciation Portfolio	133,943,729	130,067,113	3,876,616	—
Roszel/Lord Abbett Mid Cap Value Portfolio	98,294,982	96,078,189	2,216,793	—
Roszel/Seligman Mid Cap Growth Portfolio	39,935,552	39,512,933	422,619	—
Roszel/Allianz NFJ Small Cap Value Portfolio	77,142,605	76,566,174	576,431	—
Roszel/JPMorgan Small Cap Growth Portfolio	52,524,019	51,768,051	755,968	—
Roszel/Delaware Trend Portfolio	24,723,062	24,237,766	485,296	—
Roszel/Lord Abbett Bond Debenture Portfolio	12,092,232	25,931	12,066,301	—

At March 31, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Short Sales—Roszel/Lord Abbett Government Securities Portfolio enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If the Portfolio shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Portfolio will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Portfolio is liable to the buyer for any interest payable on securities while those securities are in a short position. This interest is booked as an expense of the Portfolio. The Portfolio designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

As of March 31, 2008, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$5,993,128	$676,792	$(579,270)	$97,522
Roszel/Davis Large Cap Value Portfolio	1,899,900	231,960	(202,615)	29,345
Roszel/BlackRock Relative Value Portfolio	6,921,729	890,910	(780,063)	110,847
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,292,560	177,736	(89,470)	88,266
Roszel/AllianceBernstein Large Cap Core Portfolio	914,862	41,030	(114,921)	(73,891)
Roszel/Loomis Sayles Large Cap Growth Portfolio	607,132	27,811	(34,936)	(7,125)
Roszel/Rittenhouse Large Cap Growth Portfolio	5,251,556	501,209	(413,241)	87,968
Roszel/Marsico Large Cap Growth Portfolio	67,419,950	6,344,294	(3,331,631)	3,012,663
Roszel/Allianz NFJ Mid Cap Value Portfolio	2,128,826	48,368	(306,472)	(258,104)

Roszel/Cadence Mid Cap Growth Portfolio	1,717,630	163,614	(76,266)	87,348
Roszel/NWQ Small Cap Value Portfolio	3,039,328	296,704	(598,709)	(302,005)
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,478,043	278,022	(161,256)	116,766
Roszel/Lazard International Portfolio	3,497,491	530,325	(188,781)	341,544
Roszel/JPMorgan International Equity Portfolio	3,100,823	257,769	(307,814)	(50,045)
Roszel/Lord Abbett Government Securities Portfolio	7,085,334	179,911	(898)	179,013
Roszel/BlackRock Fixed-Income Portfolio	9,782,318	213,065	(37,632)	175,433
Roszel/Lord Abbett Affiliated Portfolio	54,621,254	2,508,061	(4,095,673)	(1,587,612)
Roszel/Allianz CCM Capital Appreciation Portfolio	126,764,366	13,299,158	(6,119,795)	7,179,363
Roszel/Lord Abbett Mid Cap Value Portfolio	114,532,644	8,459,946	(24,697,608)	(16,237,662)
Roszel/Seligman Mid Cap Growth Portfolio	43,631,023	1,710,364	(5,405,835)	(3,695,471)
Roszel/Allianz NFJ Small Cap Value Portfolio	72,795,764	12,239,928	(7,893,087)	4,346,841
Roszel/JPMorgan Small Cap Growth Portfolio	55,017,343	5,928,552	(8,421,876)	(2,493,324)
Roszel/Delaware Trend Portfolio	25,403,560	2,591,787	(3,272,285)	(680,498)
Roszel/Lord Abbett Bond Debenture Portfolio	12,543,860	384,017	(835,645)	(451,628)

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:

/s/ Deborah J. Adler
Deborah J. Adler
President
May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Deborah J. Adler
Deborah J. Adler
President
May 15, 2008

By:

/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
May 15, 2008